1933 Act File No. 33-11905

1940 Act File No. 811-5010

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No. .	☐
Post-Effective Amendment No. 68	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 69	☒

THE HUNTINGTON FUNDS

(Variable Annuity Funds)

(Exact name of Registrant as Specified in Charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of Principal Executive Offices)

1-800-544-8347

(Registrant’s Telephone Number)

Ronald J. Corn, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 30, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Investor Guide

MAY 1, 2010

HUNTINGTON VA FUNDS

THE HUNTINGTON FUNDS PROSPECTUS

Balanced Fund

Huntington VA Balanced Fund

Equity Funds

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA New Economy Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

Income Fund

Huntington VA Mortgage Securities Fund

MAY 1, 2010

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

The Huntington FundsTable of Contents

Fund Summaries
3	Huntington VA Balanced Fund
9	Huntington VA Dividend Capture Fund
13	Huntington VA Growth Fund
16	Huntington VA Income Equity Fund
20	Huntington VA International Equity Fund
24	Huntington VA Macro 100 Fund
27	Huntington VA Mid Corp America Fund
31	Huntington VA New Economy Fund
35	Huntington VA Real Strategies Fund
41	Huntington VA Rotating Markets Fund
45	Huntington VA Situs Fund
50	Huntington VA Mortgage Securities Fund
Additional Shareholder Summary Information
55
Principal Fund Investment Strategies and Risks
57	Huntington VA Balanced Fund
65	Huntington VA Dividend Capture Fund
68	Huntington VA Growth Fund
71	Huntington VA Income Equity Fund
75	Huntington VA International Equity Fund
79	Huntington VA Macro 100 Fund
82	Huntington VA Mid Corp America Fund
85	Huntington VA New Economy Fund
89	Huntington VA Real Strategies Fund
97	Huntington VA Rotating Markets Fund
102	Huntington VA Situs Fund
107	Huntington VA Mortgage Securities Fund
Shareowner Guide–How to Invest in the VA Portfolios
112	Pricing Shares
113	Purchasing Shares
114	Redeeming Shares
114	Frequent Trading Policies
115	Portfolio Holdings Information
More About The Huntington Funds and the VA Portfolios
116	Management of the Trust
116	Investment Advisor
118	Fees Paid To Advisor and Affiliates
119	Distribution of the Funds
120	Mixed Funding and Shared Funding
120	Dividends and Distributions
120	Tax Consequences
120	Financial Information
122	Financial Highlights
126	Additional Investment Strategies
127	Investment Practices
135	Glossary of Investment Risks

Huntington Funds

Fund Summaries

Huntington VA Balanced Fund

Investment Objective

The Fund’s investment objective is to seek capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Other Expenses (including shareholder services fee)	0.51%
Acquired Fund Fees and Expenses	0.95%

Total Annual Fund Operating Expenses	1.56%
Fee Waivers and/or Expense Reimbursements(1)	(0.51)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%

(1)

Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.10% of the Fund’s daily net assets through April 30, 2011.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$107	$443	$802	$1,813
If waivers had not been in place	$159	$493	$850	$1,856

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “Fund of Funds” and seeks to achieve its investment objective by investing exclusively in the shares of other portfolios of The Huntington Funds (“Underlying Funds”). Under normal market conditions, the Fund expects to achieve a mix over time of approximately 60% of assets in equity securities and 40% of

H U N T I N G T O N      F U N D S

Huntington Funds

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Fund Summaries

Huntington VA Balanced Fund

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assets in fixed-income securities (including up to 5% in money market eligible securities). The anticipated allocation of investments in each of the Underlying Funds set forth below may vary from time to time in an attempt to achieve the Fund’s investment goal.

Accordingly, the Fund anticipates investing approximately 60% of its assets in shares of the following Underlying Funds which invest primarily in equity securities (“Underlying Equity Funds”):

Huntington VA Dividend Capture Fund,

Huntington VA Growth Fund,

Huntington VA Income Equity Fund,

Huntington VA International Equity Fund,

Huntington VA Macro 100 Fund,

Huntington VA Mid Corp America Fund,

Huntington VA New Economy Fund, and

Huntington VA Situs Fund.

The Fund anticipates investing approximately 40% of its assets in shares of the following Underlying Funds that invest primarily in fixed-income securities (“Underlying Fixed-Income Funds”) and (not to exceed 5% of total Fund assets) Underlying Funds that invest primarily in money market eligible securities:

Huntington Fixed Income Securities Fund,

Huntington VA Mortgage Securities Fund, and

Huntington Money Market Fund.

The Fund decides how to allocate assets to Underlying Funds based upon (i) the Advisor’s outlook for the markets in which each Underlying Fund invests, (ii) the asset composition and anticipated performance of each Underlying Fund and (iii) other global economic factors.

Certain of the Underlying Funds invest in foreign securities and below investment-grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (“GSEs”), including GSE securities that are not backed by the full faith and credit of the United States government.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary risks that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk: The type of securities on which an Underlying Fund focuses may underperform other assets or the overall market.

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Huntington Funds

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Fund Summaries

Huntington VA Balanced Fund

continued

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Non-Investment Grade Securities Risk: Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Liquidity Risk: Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Allocation Risk: Because the Fund’s assets will consist of approximately 60% in Underlying Equity Funds and 40% in Underlying Fixed-Income Funds/Underlying Money Market Funds, the Fund has less flexibility in its investment strategy than other funds which may invest all its assets in a single asset class.

Currency Risk: Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Growth Investing Risk: The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Value Investing Risk: Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stock in an up market.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Extension Risk: When interest rates rise, homeowners may cause mortgage prepayments to occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities.

Prepayment Risk: When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed-income securities.

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Fund Summaries

Huntington VA Balanced Fund

continued

Investment Company Risk: Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities.

Advisor’s Potential Conflict: The Advisor is subject to conflicts of interest in allocating the Fund’s assets among the various Underlying Funds it has selected for the Fund both because the fees payable to it and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds.

Performance Risk: The investment performance of the Fund may be adversely affected if the Underlying Funds are unable to meet their investment objectives or the Fund allocates a significant portion of its assets to an Underlying Fund that performs poorly, including relative to other Underlying Funds.

For more information, please see “Principal Risks” elsewhere in this prospectus.

Huntington Funds

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Fund Summaries

Huntington VA Balanced Fund

continued

Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q2 2009	11.19%
Worst Quarter	Q1 2009	(6.82)%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09 and since inception, to those of Standard & Poor’s 500 Index (“S&P 500”) and the Balanced Indices Blend. The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Balanced Indices Blend is a custom, blended index created by the Adviser and comprised of 60% S&P 500 and 40% Barclays Capital U.S. Aggregate Bond Index. This custom, blended index and its weightings are reflective of the Fund’s equity/fixed income allocation.

Average Annual Total Return Table

(for the period ended December 31, 2009)

	1 Year	Since Inception (11/10/08)
VA Balanced Fund	17.70%	18.08%
Standard & Poor’s 500 Index	26.46%	15.78%
Balanced Indices Blend	18.40%	14.65%

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Fund Summaries

Huntington VA Balanced Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kristi Abbey-Jorns, Assistant Vice President of the Advisor, has served as the Fund’s portfolio manager since April 2010.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

Huntington Funds

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Fund Summaries

Huntington VA Dividend Capture Fund

Investment Objective

The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses (including shareholder services fee)	0.40%

Total Annual Fund Operating Expenses	1.00%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$102	$318	$552	$1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in dividend-paying stocks, and the Advisor focuses on those it believes are undervalued or out of favor. The Fund may invest in convertible bonds and other securities, such as preferred stock and real estate investment trusts (“REITs”), that contain aspects of both stocks and bonds. The Advisor will also frequently purchase stocks in the short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading the Fund will incur.

The Fund generally invests in mature, middle and large-capitalization U.S. corporations. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

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Fund Summaries

Huntington VA Dividend Capture Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Call Risk: Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Investment Style Risk: The type of securities on which the Fund focuses may underperform other assets or the overall market.

Real Estate/REIT Risk: The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

For more information, please see “Principal Risks” elsewhere in this prospectus.

Huntington Funds

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Fund Summaries

Huntington VA Dividend Capture Fund

continued

Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q2 2009	23.47%
Worst Quarter	Q1 2009	(17.07)%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09, to those of Standard & Poor’s 500 Index (“S&P 500”) and the Dividend Capture Indices Blend (“DCIB”). The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DCIB is a custom, blended index created by the Advisor comprised of the following three indices with their noted respective weightings: S&P 500/Citigroup Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%). This custom, blended index and its respective weightings are reflective of the Fund’s sector diversification.

Average Annual Total Return Table

(for the period ended

December 31, 2009)

	1 Year	5 Years	Since Inception	Inception Date
VA Dividend Capture Fund	25.11%	0.40%	4.56%	10/15/01
Standard & Poor’s 500 Index	26.46%	0.42%	2.21%	10/12/01
Dividend Capture Indices Blend	22.69%	(0.57)%	4.18%	11/1/01

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Fund Summaries

Huntington VA Dividend Capture Fund

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Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Investment Research of the Advisor, and B. Randolph Bateman, President and Chief Investment Officer of the Advisor, are jointly and primarily responsible for the day-to-day management of the Fund. They have served as Co-Portfolio Managers of the Fund since 2001.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

Huntington Funds

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Fund Summaries

Huntington VA Growth Fund

Investment Objective

The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses (including shareholder services fee)	0.39%
Acquired Fund Fees and Expenses	0.03%

Total Annual Fund Operating Expenses	1.02%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$104	$325	$563	$1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses qualitative, quantitative and technical analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention of certain holdings.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

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Fund Summaries

Huntington VA Growth Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk: The type of securities on which the Fund focuses may underperform other assets or the overall market.

Growth Investing Risk: The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Mid/Small Cap Stock Risk: Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Call Risk: Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

For more information, please see “Principal Risks” elsewhere in this prospectus.

Huntington Funds

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Fund Summaries

Huntington VA Growth Fund

continued

Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q2 2009	12.94%
Worst Quarter	Q4 2008	(19.71)%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09, to those of the Standard & Poor’s 500/Citigroup Growth Index (“S&P 500 CGI”). The S&P 500 CGI is a capitalization-weighted index comprised of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

Average Annual Total Return Table

(for the period ended December 31, 2009)

	1 Year	5 Years	Since Inception (5/01/01)
VA Growth Fund	15.96%	(2.16)%	(2.48)%
Standard & Poor’s 500/Citigroup Growth Index	31.57%	0.96%	(0.73)%

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Herb Chen, Vice President of the Advisor, has served as Portfolio Manager of the Fund since April 2010.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

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Fund Summaries

Huntington VA Income Equity Fund

Investment Objective

The Fund’s investment objective is to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses (including shareholder services fee)	0.37%

Total Annual Fund Operating Expenses	0.97%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Advisor may invest in preferred stocks or corporate debt obligations convertible into common stock. As an additional income source, the Advisor also may invest in investment-grade corporate debt obligations. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade, also known as “junk bonds”, (securities rated below BBB by Standard & Poor’s or Baa by Moody’s).

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor also selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

Huntington Funds

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Fund Summaries

Huntington VA Income Equity Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk: The type of securities on which the Fund focuses may underperform other assets or the overall market.

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Non-Investment Grade Securities Risk: Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Liquidity Risk: Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Call Risk: Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

For more information, please see “Principal Risks” elsewhere in this prospectus.

H U N T I N G T O N      F U N D S

Huntington Funds

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Fund Summaries

Huntington VA Income Equity Fund

continued

Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q3 2009	18.58%
Worst Quarter	Q4 2008	(19.96)%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09, to those of the Standard & Poor’s 500/Citigroup Value Index (“S&P 500 CVI”) and the Standard & Poor’s 500 Index (“S&P 500”). The S&P 500 CVI is a capitalization-weighted index comprised of the stocks in the S&P 500 having the lowest price to book ratios and consists of approximately half of the S&P 500 on a market capitalization basis. The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Average Annual Total Return Table

(for the period ended December 31, 2009)

	1 Year	5 Years	10 Years
VA Income Equity Fund	21.61%	(2.42)%	1.51%
Standard & Poor’s 500/Citigroup Value Index	21.18%	(0.27)%	1.20%
Standard & Poor’s 500 Index	26.46%	0.42%	(0.95)%

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Fund Summaries

Huntington VA Income Equity Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Craig Hardy, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2003.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

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Huntington Funds

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Fund Summaries

Huntington VA International Equity Fund

Investment Objective

The Fund’s investment objective is to seek total return on its assets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses (including shareholder services fee)	0.45%
Acquired Fund Fees and Expenses	0.06%

Total Annual Fund Operating Expenses	1.11%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates and the overall growth in the company’s economic value.

The Fund will not invest more than 20% of its assets in companies located in emerging markets. In determining which markets are emerging markets, the Advisor will look at whether the market is large and liquid enough that trading is readily available, and that the management of the market itself has a history of meeting global norms of transparency.

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Fund Summaries

Huntington VA International Equity Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk: The type of securities on which the Fund focuses may underperform other assets or the overall market.

Currency Risk: Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Foreign Custodial Services Risk: Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Emerging Markets Risk: In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

For more information, please see “Principal Risks” elsewhere in this prospectus.

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Huntington Funds

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Fund Summaries

Huntington VA International Equity Fund

continued

Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q2 2009	25.12%
Worst Quarter	Q4 2008	(21.65)%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09, to those of the Morgan Stanley Capital International Europe, Far East and Australasia Index (“MSCI-EAFE”). The MSCI-EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International (MSCI) universe and representing the developed world outside of North America.

Average Annual Total Return Table

(for the period ended December 31, 2009)

	1 Year	5 Years	Since Inception (05/03/04)
VA International Equity Fund	33.47%	5.52%	6.85%
Morgan Stanley Capital International Europe, Far East and Australasia Index	32.46%	4.02%	6.61%

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Fund Summaries

Huntington VA International Equity Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Madelynn M. Matlock, Vice President of the Advisor, has served as the Fund’s Portfolio Manager since 2004.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

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Huntington Funds

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Fund Summaries

Huntington VA Macro 100 Fund

Investment Objective

The Fund’s investment objective is to seek total return which consists of capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses (including shareholder services fee)	0.46%

Total Annual Fund Operating Expenses	1.06%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Advisor pursues the Fund’s investment objective by investing at least 80% of its assets in equity securities, applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. The strategy is based upon the quantitative and qualitative analysis of core economic models that, when combined, produce rankings of the S&P 500 companies. The Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The Fund will typically hold 100 securities and the Advisor will determine appropriate weightings of the holdings from time to time. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of March 31, 2010, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $21.12 billion and the median market capitalization was approximately $9.35 billion. The smallest company in the S&P 500 had a market capitalization of $1.26 billion and the largest company had a market capitalization of approximately $316.23 billion.

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Fund Summaries

Huntington VA Macro 100 Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk: The type of securities on which the Fund focuses may underperform other assets or the overall market.

Growth Investing Risk: The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Value Investing Risk: Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stock in an up market.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

Mid/Small Cap Stock Risk: Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Liquidity Risk: Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

For more information, please see “Principal Risks” elsewhere in this prospectus.

H U N T I N G T O N      F U N D S

Huntington Funds

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Fund Summaries

Huntington VA Macro 100 Fund

continued

Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q3 2009	16.85%
Worst Quarter	Q4 2008	(21.62)%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09, to those of Standard & Poor’s 500 Index (“S&P 500”). The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Average Annual Total Return Table

(for the period ended December 31, 2009)

	1 Year	5 Years	Since Inception (05/03/04)
VA Macro 100 Fund	21.87%	(2.46)%	(0.31)%
Standard & Poor’s 500 Index	26.46%	0.42%	2.04%

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Chad Oviatt, Vice President of the Advisor, has served as Portfolio Manager of the Fund since April 2010.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

Huntington Funds

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Fund Summaries

Huntington VA Mid Corp America Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses (including shareholder services fee)	0.37%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$101	$315	$547	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s 400 MidCap Index (“S&P 400”). As of May 30, 2009, the companies in the RMCI had a market capitalization range of approximately $829 million to $12.21 billion. As of March 31, 2010, the companies in the S&P 400 had a market capitalization range of approximately $850 million to $3.8 billion. In managing the Fund’s portfolio, the Advisor emphasizes mid cap companies with above-average growth potential or with temporarily depressed prices. Evaluation techniques the Advisor typically uses in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. The Fund may also invest in convertible bonds and convertible preferred stocks.

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Fund Summaries

Huntington VA Mid Corp America Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk: The type of securities on which the Fund focuses may underperform other assets or the overall market.

Mid/Small Cap Stock Risk: Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Call Risk: Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

For more information, please see “Principal Risks” elsewhere in this prospectus.

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Fund Summaries

Huntington VA Mid Corp America Fund

continued

Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q3 2009	17.56%
Worst Quarter	Q4 2008	(26.53)%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09, to those of Standard & Poor’s MidCap 400 Index (“S&P 400 MC”), the Russell Midcap Index (“RMCI”) and the Lipper Midcap Core Average (“LMCCA”). The S&P 400 MC is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-cap range sector of the U.S. stock market. The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 27% of the total market capitalization of the Russell 1000 Index. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

Average Annual Total Return Table

(for the period ended December 31, 2009)

	1 Year	5 Years	Since Inception	Inception Date
VA Mid Corp America Fund	34.23%	1.53%	5.78%	10/15/01
Standard & Poor’s MidCap 400 Index	37.38%	3.27%	7.23%	10/12/01
Russell Midcap Index	40.48%	2.43%	7.11%	10/12/01
Lipper Midcap Core Average	37.06%	1.54%	6.00%	10/12/01

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Fund Summaries

Huntington VA Mid Corp America Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Christopher M. Rowane, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2001.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

Huntington Funds

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Fund Summaries

Huntington VA New Economy Fund

Investment Objective

The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses (including shareholder services fee)	0.40%
Acquired Fund Fees and Expenses	0.05%

Total Annual Fund Operating Expenses	1.05%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$107	$334	$579	$1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies. The Fund seeks to invest in “new economy” companies by identifying companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies.

“New Economy” companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or improved products or processes.

The Fund generally takes a growth approach to selecting stocks, identifying companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Screens based upon quantitative models are used in the security identification and

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Fund Summaries

Huntington VA New Economy Fund

continued

selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables. Sector weights reflect the ongoing sector weights of the Standard & Poor’s Midcap 400 Index (“S&P 400”) benchmark, input from the Investment Policy Committee of Huntington Bank, and expectations of sector out-performance or underperformance derived from quantitative and other sources. As of March 31, 2010, the companies in the S&P 400 had a market capitalization range of approximately $850 million to $3.8 billion.

The Fund may invest in companies of any size. The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund may also invest in convertible bonds and convertible preferred stocks.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk: The type of securities on which the Fund focuses may underperform other assets or the overall market.

Growth Investing Risk: The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Mid/Small Cap Stock Risk: Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Call Risk: Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or

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duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

For more information, please see “Principal Risks” elsewhere in this prospectus.

Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q2 2009	17.74%
Worst Quarter	Q4 2008	(30.41)%

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Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09, to those of Standard & Poor’s Midcap 400 Index (“S&P 400 MC”), and the Standard & Poor’s Midcap 400/Citigroup Growth Index (“S&P 400 CG”). The S&P 400 MC is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-range sector of the U.S. stock market. The S&P 400 CG is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is a float adjusted market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 400 that have been identified as being on the growth end of the growth-value spectrum. The Fund’s investment adviser elected to change the benchmark index from the S&P 400 MC to the S&P 400 CG because the S&P 400 CG is more reflective of the securities in which the Fund invests.

Average Annual Total Return Table

(for the period ended December 31, 2009)

	1 Year	5 Years	Since Inception	Inception Date
VA New Economy Fund	34.65%	(2.18)%	3.41%	10/15/01
Standard & Poor’s Midcap 400 Index	37.38%	3.27%	7.23%	10/12/01
Standard & Poor’s Midcap 400/Citigroup Growth Index	41.08%	3.87%	6.27%	10/12/01

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Randy Hare has served as Portfolio Manager of the Fund since 2007.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

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Huntington VA Real Strategies Fund

Investment Objective

The Fund’s investment objective is to seek total return consisting of capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses (including shareholder services fee)	1.19%
Acquired Fund Fees and Expenses	0.08%

Total Annual Fund Operating Expenses	1.87%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$190	$588	$1,011	$2,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

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Principal Investment Strategies

The Fund pursues its objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities and related derivative contracts:

•	Real Estate Investment Trusts (“REITs”) that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;

•	Publicly traded partnerships and trusts, including exchange traded commodity funds and master limited partnerships that (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;

•	Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and

•	Inflation Protected Securities (“IPS”) issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form.

In addition, an issuer is “real estate-related” if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. An issuer is “commodities-related” if it engages primarily in the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock, (2) finding, extracting, transporting, refining, manufacturing or selling minerals, (3) generating, transporting or selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses.

The Advisor bases the Fund’s investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States.

Under ordinary market conditions, the Fund will hold IPS to the extent that the Advisor cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities (“TIPS”), other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments, or in any combination thereof. In addition, the Fund’s investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries.

The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

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Huntington VA Real Strategies Fund

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Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk: The type of securities on which the Fund focuses may underperform other assets or the overall market.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

Agriculture Risk: Investments in agriculture-related companies are subject to the same risks as investments in agricultural commodities, such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments.

Class/Sector Focus Risk: When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Currency Risk: Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Energy Risk: Investments in energy-related companies may fluctuate substantially in value over both short and long periods, based on changes in the prices and supplies of oil and other energy fuels.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETC may be halted under certain circumstances.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

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Fee Layering Risk: Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Custodial Services Risk: Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Inflation-Protected Securities Risk: While IPS adjust positively in response to inflation, their value may under certain circumstances decline or underperform relative to other fixed-income securities. In addition, the tax and other characteristics of IPS held by the Fund could require the Fund to liquidate other portfolio securities at disadvantageous times in order to pay taxes, and could cause fluctuations in the Fund’s income distributions.

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Mid/Small Cap Stock Risk: Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Mineral and Mining Risks: The Fund’s investment in minerals and mining related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, which could lead to significant and rapid fluctuations in the value of mining related investments held by the Fund.

Real Estate/REIT Risk: The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

For more information, please see “Principal Risks” elsewhere in this prospectus.

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Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q2 2008	22.80%
Worst Quarter	Q3 2008	(35.36)%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09, to those of the S&P GSCI® Index (“S&P GSCI”), the Standard & Poor’s 500 Index (“S&P 500”) and the Real Strategies Indices Blend (“RSIB”). The S&P GSCI® measures general price movements and inflation in the world economy. The index is calculated primarily on a world production-weighted basis and is comprised of the principal physical commodities that are the subject of active, liquid futures markets. The Fund’s investment adviser elected to change the benchmark index from the S&P 500 to the S&P GSCI® because the S&P GSCI® is more reflective of the securities in which the Fund invests. The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RSIB is a custom blended index created by the Advisor comprised of the following two indices with their noted respective weightings: Reuters/Jefferies CRB Total Return Index (50%) and NAREIT Index (50%). The Reuters/Jefferies CRB Total Return Index is a commodity index, a basket of exchange-traded futures contracts representing long-only positions in underlying commodities. The NAREIT represents returns for the National Association of Real Estate Investment Trust Equity Index. This custom, blend index and its respective weightings are reflective of the Fund’s sector diversification.

Average Annual Total Return Table

(for the period ended December 31, 2009)

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	1 Year	Since Inception (8/31/07)
VA Real Strategies Fund	34.74%	(9.59)%
Standard & Poor’s GSCI Index	13.49%	(11.74)%
Standard & Poor’s 500 Index	26.46%	(9.17)%
Real Strategies Indices Blend	27.96%	(5.72)%

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Peter Sorrentino, Vice President of the Advisor, has served as Portfolio Manager of the Fund since its inception.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

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Fund Summaries

Huntington VA Rotating Markets Fund

Investment Objective

The Fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses (including shareholder services fee)	0.42%
Acquired Fund Fees and Expenses	0.88%

Total Annual Fund Operating Expenses	1.90%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$193	$597	$1,026	$2,222

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 229% of the average value of its portfolio.

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Principal Investment Strategies

The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 75% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments, when it determines that another equity market segment is more favorable given the projected market environment. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top-down” analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which equity market segment may benefit the most over the next 12 months.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500, or the NASDAQ-100 Index. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index, such as the Russell 2000 Index which had a market capitalization range of approximately $78 million to $1.688 billion as of May 30, 2009.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index, such as the Russell Midcap Index which had a market capitalization range of approximately $829 million to $12.21 billion as of May 30, 2009.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index, such as the S&P 500 which had a market capitalization range of approximately $1.26 billion to $316.23 billion as of March 31, 2010.

The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 50% and 80% of its assets.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

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Huntington VA Rotating Markets Fund

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Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk: The type of securities on which the Fund focuses may underperform other assets or the overall market.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Mid/Small Cap Stock Risk: Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Energy Risk: Investments in energy-related companies may fluctuate substantially in value over both short and long periods, based on changes in the prices and supplies of oil and other energy fuels.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Custodial Services Risk: Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

Fee Layering Risk: Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

For more information, please see “Principal Risks” elsewhere in this prospectus.

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Huntington VA Rotating Markets Fund

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Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q2 2009	23.63%
Worst Quarter	Q4 2008	(26.27)%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09, to those of Standard & Poor’s 500 Index (“S&P 500”). The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Average Annual Total Return Table

(for the period ended December 31, 2009)

	1 Year	5 Year	Since Inception	Inception Date
VA Rotating Markets Fund	33.38%	2.03%	3.83%	10/15/01
Standard & Poor’s 500	26.46%	0.42%	2.21%	10/12/01

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul Koscik, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2001.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

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Fund Summaries

Huntington VA Situs Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses (including shareholder services fee)	0.41%
Acquired Fund Fees and Expenses	0.03%

Total Annual Fund Operating Expenses	1.04%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$106	$331	$574	$1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

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Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment-grade at the time of investment. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment-grade.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of U.S. companies. The Fund may also invest up to 20% of its assets in foreign securities.

In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Mid/Small Cap Stock Risk: Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk: The type of securities on which the Fund focuses may underperform other assets or the overall market.

Foreign Investment Risk: Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

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Foreign Custodial Services Risk: Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Emerging Markets Risk: In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Call Risk: Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

For more information, please see “Principal Risks” elsewhere in this prospectus.

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Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown

Performance Bar Chart and Table

Best Quarter	Q2 2009	19.85%
Worst Quarter	Q4 2008	(25.87)%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09, to those of the Standard & Poor’s Small Cap 600 Index (“S&P 600”) and the Standard & Poor’s 500 Index (“S&P 500”). The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 600 is a capitalization-weighted index representing all major industries in the small-cap range of the U.S. stock market.

Average Annual Total Return Table

(for the period ended December 31, 2009)

	1 Year	5 Years	Since Inception (5/3/04)
VA Situs Fund	32.95%	1.35%	4.45%
Standard & Poor’s Small Cap 600 Index	25.57%	1.36%	4.29%
Standard & Poor’s 500 Index	26.46%	0.42%	2.04%

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Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph Bateman, President and Chief Investment Officer of the Advisor, has served as Portfolio Manager of the Fund since 2004.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

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Investment Objective

The Fund’s investment objective is to seek to achieve current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses (including shareholder services fee)	0.47%
Acquired Fund Fees and Expenses	0.03%

Total Annual Fund Operating Expenses	1.10%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$112	$350	$606	$1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

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Principal Investment Strategies

The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”) and Collateralized Mortgage Obligations (“CMOs”) (whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs). The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Interest Rate Risk: The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk: Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Prepayment Risk: When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed-income securities.

Class/Sector Focus Risk: When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

Call Risk: Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

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Extension Risk: When interest rates rise, homeowners may cause mortgage prepayments to occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities.

Real Estate/REIT Risk: The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

Derivative Contacts and Hybrid Investments Risks. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

For more information, please see “Principal Risks” elsewhere in this prospectus.

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Performance

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information is available on the Fund’s website www.huntingtonvafunds.com, or by calling 1-800-253-0412.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q3 2009	3.34%
Worst Quarter	Q1 2005	(1.70)%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/09, to those of Barclays Mortgage Backed Securities Index (“BMBSI”). The BMBSI is composed of all fixed securities mortgage pools by the Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages.

Average Annual Total Return Table

(for the period ended December 31, 2009)

	1 Year	5 Years	Since Inception (5/03/04)
VA Mortgage Securities Fund	5.46%	3.72%	4.33%
Barclays Mortgage Backed Securities Index	5.89%	5.78%	5.93%

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Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Doughty, Vice President of the Advisor, has served as Co-Portfolio Manager of the Fund since 2004. Mr. Seasongood, Vice President of the Advisor, has served as Co-Portfolio Manager of the Fund since 2004.

Other Important Information

For important information regarding purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Additional Shareholder Summary Information” on page 55.

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Additional Shareholder Summary Information

Purchasing and Redeeming Shares

You may purchase Shares of the Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select the Fund as an investment option for your contract or policy.

You may redeem Shares of the Funds only through participating insurance companies.

We redeem Shares of the Funds on any business day when the NYSE is open. The price at which the Funds will redeem a Share will be its NAV next determined after the order is considered received. The Funds have authorized the participating insurance companies to accept redemption requests on their behalf.

Tax Information

Generally, owners of variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Refer to the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Payments to Insurance Companies

or Qualifying Dealers

A Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. Life insurance policies and variable annuities are generally purchased through a broker-dealer or other financial intermediary. The Funds and/or their related companies may make payments to the participating insurance companies for services; some of the payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the participating insurance companies’ decision to include a Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information about The Huntington Funds

The Huntington Funds (the “Trust”) is a mutual fund family that offers different classes of shares in separate investment portfolios.

The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust operates 36 separate series, or mutual funds: 24 retail portfolios and 12 variable annuity portfolios (the “VA Portfolios”). This prospectus relates only to the VA Portfolios. Separate prospectuses and statement of additional information offer Class A Shares, Class B Shares, Trust Shares and Interfund Shares of the retail portfolios.

The VA Portfolios are a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The VA Portfolios (collectively the “Funds” and each a “Fund”) are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (“Advisor”), a subsidiary of The Huntington National Bank.

Each Fund diversifies its investments so it would qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies. This prospectus should be accompanied by the prospectuses for such variable contracts, which contain information about restrictions or other limitations imposed on their investments in the Funds.

Please refer to the sections entitled “Investment Practices” and “Glossary of Investment Risks” at the end of this prospectus for descriptions of the securities in which the Funds may invest and corresponding risks.

Each Fund is a mutual fund that issues Shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Each Fund has its own investment objective and strategies for reaching that objective. There is no guarantee that a Fund will achieve its objective. Before investing, make sure that the Fund’s objective matches your own. Each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its objective. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objective

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Huntington VA Balanced Fund

Investment Focus	Invest solely in shares of other portfolios of The Huntington Funds (“Underlying Funds”). Each Underlying Fund, in turn, invests primarily in U.S. or foreign equity securities; fixed-income securities; or money market eligible securities (“Asset Classes”).

Principal Investment Strategy	The Fund seeks to achieve its objective by investing exclusively in a combination of the Underlying Funds. The Fund’s assets are allocated among Underlying Funds that invest primarily in three Asset Classes so that the exposure of the Fund to the respective classes is ordinarily 60% equity and 40% fixed-income (including up to 5% money market eligible securities).

Share Price Volatility	Moderate to High

Investment Strategies	The Fund’s investment objective is to seek capital appreciation and current income. The Fund is a “Fund of Funds” and seeks to achieve its investment objective by investing exclusively in a portfolio of Underlying Funds. Each Underlying Fund invests primarily in one of the Asset Classes as described below. Under normal market conditions, the Fund expects to adjust the investment in the Underlying Funds to achieve a mix over time of approximately 60% of assets in equity securities and 40% of assets in fixed- income securities (including up to 5% in money market eligible securities). The anticipated allocation of investments in each of the Underlying Funds set forth below may vary from time to time in an attempt to achieve the Fund’s investment goal.

Accordingly, the Fund anticipates investing approximately 60% of its assets in shares of the following Underlying Funds which invest primarily in equity securities (“Underlying Equity Funds”):

Underlying Equity Funds	Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA New Economy Fund

Huntington VA Situs Fund

The Fund anticipates investing approximately 40% of its assets in shares of the following Underlying Funds that invest primarily in fixed-income securities (“Underlying Fixed-Income Funds”) and (not to exceed 5% of total Fund assets) Underlying Funds that invest primarily in money market eligible securities:

Underlying Fixed-Income Funds	Huntington Fixed Income Securities Fund

Huntington VA Mortgage Securities Fund

Huntington Money Market Fund

The Fund decides how to allocate assets to Underlying Funds in each respective Asset Class based upon (i) the Advisor’s outlook for the markets in which each Underlying Fund invests, (ii) the asset composition and anticipated performance of each Underlying Fund and (iii) other global

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economic factors. Because equity securities comprise 60% of the Fund’s portfolio, the Fund’s share price may experience higher-than-normal volatility in times of stock market turmoil. Therefore, it is not possible to predict the extent to which the Fund will be invested in a particular Underlying Fund at any time.

Certain of the Underlying Funds invest in foreign securities and below investment-grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (“GSEs”), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the United States government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors seeking additional diversification provided by a balanced portfolio of Underlying Funds, with exposure to both equity and fixed income sectors

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks applicable to one or more Underlying Funds in which the Fund invests:

Market Risk: The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Equity Securities Risk: Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk: The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Non-Investment Grade Securities Risk: The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Liquidity Risk: Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Allocation Risk: Because under normal conditions the Fund’s assets will always consist of approximately 60% in Underlying Equity Funds and 40% in Underlying Fixed-Income Funds/Underlying Money Market Funds, the Fund will not be able to adjust its asset mix from time to time to respond to market developments which may favor one Asset Class over the other.

Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Growth Investing Risk: Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Value Investing Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

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Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. The value of long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is

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perceived to have an increased prepayment risk or is perceived to have less market demand.

Investment Company Risk: Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Acquired Fund Fees and Expenses).

Advisor’s Potential Conflict: In managing the Fund, the Advisor has the authority to select and substitute the Underlying Funds in which the Fund will invest. The Advisor is subject to conflicts of interest in allocating the Fund’s assets among the various Underlying Funds both because the fees payable to it and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Performance Risk: The investment performance of the Fund may be adversely affected if the Underlying Funds are unable to meet their investment objectives or the Fund allocates a significant portion of its assets to an Underlying Fund that performs poorly, including relative to other Underlying Funds.

For more information about risks, please see the “Glossary of Investment Risks.”

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Underlying Funds

Summaries of the goals, strategies and risks of each Underlying Fund other than Huntington Money Market Fund and Huntington Fixed Income Securities Fund are set forth elsewhere in this prospectus. Summaries of the goals, strategies and risks of the Huntington Money Market Fund and the Huntington Fixed Income Securities Fund are set forth below. Capitalized terms are defined under the captions “Investment Practices” and “Glossary of Investment Risks” herein. Additional information on each Underlying Fund not disclosed herein can be found in other Huntington Fund prospectuses, which are available by calling (800) 253-0412.

Underlying Money Market Fund

Huntington Money Market Fund—The Underlying Huntington Money Market Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in high-quality money market instruments. The Underlying Huntington Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. The Underlying Huntington Money Market Fund invests in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (NRSRO) or unrated and deemed to be of comparable quality by the Advisor.

Risks. The principal risks applicable to the Underlying Huntington Money Market Fund are Interest Rate Risk and Credit and Counterparty Risk.

Underlying Fixed-Income Funds

Huntington Fixed Income Securities Fund—The Underlying Huntington Fixed Income Securities Fund’s investment objective is to seek to achieve high current income through investment in fixed-income securities where the average maturity will not exceed 10 years. The Underlying Huntington Fixed Income Securities Fund’s fixed-income assets consist principally of corporate debt and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality.

Risks. The principal risks applicable to the Underlying Huntington Fixed Income Securities Fund are Interest Rate Risk, Credit and Counterparty Risk, Prepayment Risk, Call Risk and Active Trading Risk.

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Huntington VA Dividend Capture Fund

Investment Focus	U.S. common stocks

Principal Investment Strategy	Attempts to identify stocks that pay dividends

Share Price Volatility	Moderate

Investment Strategies	The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund invests at least 80% of its assets in dividend paying stocks, and the Adviser focuses on those it believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and real estate investment trusts (“REITs”) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in the short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of the trading the Fund will incur. As a result, dividends, as well as dividends paid by REITs, may not qualify for lower rates that apply to certain other “qualified investment income.”

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Investor Profile	Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk: Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Call Risk: Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Investment Style Risk: The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk: Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

For more information about risks, please see the “Glossary of Investment Risks.”

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Huntington VA Growth Fund

Investment Focus	Common stocks of medium to large companies

Principal Investment Strategy	Invests in companies offering above-average growth potential

Share Price Volatility	Moderate to High

Investment Strategies	The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses qualitative, quantitative and technical analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk: Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the

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financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Investment Style Risk: The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Growth Investing Risk: Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Mid/Small Cap Stock Risk: To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Active Trading Risk: Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

For more information about risks, please see the “Glossary of Investment Risks.”

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Huntington VA Income Equity Fund

Investment Focus	Common and preferred stocks

Principal Investment Strategy	Attempts to identify stocks that pay high dividends

Share Price Volatility	Moderate

Investment Strategies	The Fund’s investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on equity securities, and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Adviser may invest in preferred stocks or corporate debt obligations convertible into common stock. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade, also known as junk bonds (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund. The Advisor also selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities, and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for

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it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk: Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Investment Style Risk: The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Non-Investment Grade Securities Risk: The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Liquidity Risk: Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

For more information about risks, please see the “Glossary of Investment Risks.”

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Huntington VA International Equity Fund

Investment Focus	Equity securities of companies based outside the United States

Principal Investment Strategy	Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility	Moderate to High

Investment Strategies	The Fund’s investment objective is to seek total return on its assets. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In determining which markets are emerging markets, the Advisor will look at whether the market is large and liquid enough that trading is readily available, and that the management of the market itself has a history of

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meeting global norms of transparency. Additionally, in selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities, and will notify shareholders at least 60 days in advance if there is a change to this policy.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk: Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

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Investment Style Risk: The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive in foreign jurisdictions than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a

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portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Emerging Markets Risk: In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Fund Investment Strategies and Risks

Huntington VA Macro 100 Fund

Investment Focus	Common stocks of companies within the Standard & Poor’s 500 Index (“S&P 500”)

Principal Investment Strategy	Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns

Share Price Volatility	Moderate to High

Investment Strategies	The Fund’s investment objective is to seek total return which consists of capital appreciation and income. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

The Fund’s Advisor pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Advisor pursues this objective by applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, income and trade policies. The strategy is based upon the quantitative and qualitative analysis of core economic models that, when combined, produce rankings of the S&P 500 companies. The Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities and the Advisor will determine appropriate weightings of the holdings from time to time. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of March 31, 2010, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $21.12 billion and the median market capitalization was approximately $9.35 billion. The smallest company in the S&P 500 had a market capitalization of $1.26 billion and the largest company had a market capitalization of approximately $316.23 billion. The S&P 500 has a total market capitalization value of approximately $10.56 trillion. These capitalization values will change due to changes in the companies included in the S&P 500 and changes in their valuations. In connection with this strategy, the Fund may invest in the securities of companies with small market capitalizations (i.e., companies with a market capitalization of $500 million or less), to the extent that such companies are within the S&P 500.

As a result of the Fund’s focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e. value or growth), but can be characterized from time to time as either, or a blend.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking to achieve total return

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk: Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Investment Style Risk: The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Growth Investing Risk: Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the

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price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Value Investing Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Active Trading Risk: Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Mid/Small Cap Stock Risk: To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Liquidity Risk: Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

For more information about risks, please see the “Glossary of Investment Risks.”

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Huntington VA Mid Corp America Fund

Investment Focus	Common stocks

Principal Investment Strategy	Attempts to identify companies with outstanding growth characteristics

Share Price Volatility	Moderate to High

Investment Strategies	The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. The Fund will normally invest at least 80% of its assets in common stocks of mid-cap companies. Mid-cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s Midcap 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 27% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of February 28, 2010, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $6.38 billion and the median market capitalization was approximately $3.44 billion. The companies in RMCI had a total market capitalization range of approximately $829 million to $12.21 billion as of May 30, 2009. As of March 31, 2010, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.44 billion and the median market capitalization was approximately $2.28 billion. The companies in the S&P 400 had a total market capitalization range of approximately $850 million to $3.8 billion.

In managing the Fund’s portfolio, the Advisor emphasizes mid-cap companies with above-average growth potential or with temporarily depressed prices. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor will apply a “top down” strategy (analyzing the impact of economic trends before considering the performance of individual stocks), with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/ return potential. These programs analyze the industry exposure of multi- industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in

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attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities, as well as convertible bonds and convertible preferred stocks, in addition to those described above.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid-cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk: Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Investment Style Risk: The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

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Mid/Small Cap Stock Risk: To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Active Trading Risk: Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Fund Investment Strategies and Risks

Huntington VA New Economy Fund

Investment Focus	Common stocks of companies engaged in advancing innovations in products, services or processes, frequently of a scientific or technological nature

Principal Investment Strategy	Long-term capital appreciation

Share Price Volatility	High

Investment Strategies	The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. The Fund seeks to invest in new economy companies by identifying companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.

“New economy” companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, identifying companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.

Screens based upon quantitative multifactor models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables.

Sector weights reflect the ongoing sector weights of the Standard and Poor’s MidCap 400 Index benchmark, input from the Investment Policy Committee of Huntington Bank, and expectations of sector out-performance or under- performance derived from quantitative and other sources.

The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as corporate bonds and government securities. The Fund may also invest in convertible bonds and convertible preferred stocks.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk: Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Investment Style Risk: The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Growth Investing Risk: Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Mid/Small Cap Stock Risk: To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries

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may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Active Trading Risk: Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Fund Investment Strategies and Risks

Huntington VA Real Strategies Fund

Investment Focus	Real estate investment trusts (“REITs”); publicly traded real estate or commodities partnerships; equity securities of real estate-related or commodities-related companies; and inflation-protected fixed income securities (“IPS”)

Principal Investment Strategy	Seeks to invest in real estate-related, commodities-related and inflation- protected investments based on global market and economic conditions

Share Price Volatility	High

Investment Strategies	The Fund’s objective is to seek total return consisting of capital appreciation and income. The Fund pursues this objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities and related derivative contracts:

•	REITs that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;

•

Publicly traded partnerships and trusts, including exchange traded commodity funds (“ETCFs”) and master limited partnerships (“MLPs”), that (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;

•

Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and

•

IPS issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form. For example, the Fund will treat iron ore deposits, extracted iron ore, iron, and steel manufactured from iron as commodities, but will not treat cars, airplanes, buildings or other finished goods constructed with steel as commodities.

In addition, an issuer is “real estate-related” if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. For example, a company that builds and manages commercial properties would be engaged in a real estate-related business, as would a company that manufactures equipment used primarily in building construction. An issuer is “commodities-related” if it engages primarily in

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the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock, (2) finding, extracting, transporting, refining, manufacturing or selling minerals, (3) generating, transporting or selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses. For example, a company that mines and processes ore would be engaged in a commodities-related business, as would a company that manufactures mining equipment. Companies that engage primarily in a combination of the foregoing businesses will also be treated as real estate-related or commodities-related.

The Advisor bases the Fund’s investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States. For example, when the Advisor believes there may be a favorable increase in demand for real estate in a particular market, the Fund may seek to invest in REITs and MLPs that hold real estate related investments in that market, and in other companies engaged in real estate-related businesses in that market. The Fund will generally sell such investments when the Advisor concludes that demand for real estate in the related market will probably decline. However, there is no assurance that a particular market will perform as expected or that the Advisor’s analysis will incorporate all relevant information.

The Advisor also will analyze the current and expected global supply and demand for commodities. When the Advisor believes that global market conditions favor higher prices for a commodity, the Fund will principally seek to hold equity securities issued by ETCFs and MLPs that invest in the commodity directly. Should unique situations arise where an acceptable direct equity investment avenue does not exist, the Fund will seek to secure the appropriate exposure through the use of derivative contracts for the commodity or an index that includes the commodity. The Fund also may seek to invest in equity securities issued by other companies engaged in businesses related to the commodity. The Fund will generally sell such investments when the Advisor concludes that market conditions no longer favor higher prices for the commodity.

Under ordinary market conditions, the Fund will hold IPS to the extent that the Advisor cannot find more favorable real estate-related and commodities- related investment opportunities. IPS will include U.S. Treasury Inflation- Protected Securities (“TIPS”), as well as other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

The fixed income securities selected by the Advisor are: (i) rated investment- grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Below investment-grade securities are also known as junk bonds. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

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The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real-estate, commodities-related or inflation protected investments, or in any combination thereof. In addition, the Fund’s investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries.

The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. When possible, the Fund will employ American Depository Receipts or recognized equivalent representations of ownership for foreign domiciled corporations. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices” herein.

Investor Profile	Long-term investors seeking to reduce the effects of inflation on their investments or increase diversification with investments that historically are less correlated with U.S. stocks and bonds

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk: Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities

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will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Investment Style Risk: The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Active Trading Risk: Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Agriculture Risk: The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Class/Sector Focus Risk: When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings

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correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Currency Risk: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Energy Risk: To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do

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not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Fee Layering: The Fund is an actively managed mutual fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive in foreign jurisdictions than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed

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settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Inflation-Protected Securities Risk: While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Mid/Small Cap Stock Risk: To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks: The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

For more information about risks, please see the “Glossary of Investment Risks.”

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Huntington VA Rotating Markets Fund

Investment Focus	Common stocks and index-based securities

Principal Investment Strategy	Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility	Moderate to High

Investment Strategies	The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions, the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 75% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days’ advance notice before changing its 75% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top- down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the projected market environment. The Fund will not provide notice to shareholders when the Adviser rotates among market segments.

Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index (“RUS 2000”), S&P 500, or the NASDAQ-100 Index.

Following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the RUS2000. As of February 28, 2010, the RUS2000 statistics were as follows: the average market capitalization of companies in the index was

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approximately $1.027 billion and the median market capitalization was approximately $397 million. The companies in the RUS2000 had a total market capitalization range of approximately $78 million to $1.688 billion as of May 30, 2009.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index (“RMCI”). As of February 28, 2010, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $6.38 billion and the median market capitalization was approximately $3.44 billion. The companies in the RMCI had a total market capitalization range of approximately $829 million to $12.21 billion as of May 30, 2009.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of March 31, 2010, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $21.12 billion and the median market capitalization was approximately $9.35 billion. The S&P 500 had a total market capitalization value of approximately $10.56 trillion.

The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 50% and 80% of its assets. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a

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single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk: Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Investment Style Risk: The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Investment Company Risk: Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Mid/Small Cap Stock Risk: To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as

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well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Energy Risk: To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s

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officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive in foreign jurisdictions than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Fee Layering: The Fund is an actively managed mutual fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

For more information about the Fund’s investment strategies and risks, please see “Additional Investment Strategy” and the “Glossary of Investment Risks.”

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Huntington VA Situs Fund

Investment Focus	Diversified portfolio of equity securities of domestic and foreign companies

Principal Investment Strategy	Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility	Moderate to High

Investment Strategies	The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of U.S. companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth. Additionally, the Advisor emphasizes both growth and value in seeking companies with above- average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor applies a “top down” strategy in stock selection (analyzing the impact of economic trends before considering the performance of

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individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Mid/Small Cap Stock Risk: To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Market Risk: The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a

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security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk: Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Investment Style Risk: The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries

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may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive in foreign jurisdictions than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Emerging Markets Risk: In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

For more information about risks, please see the “Glossary of Investment Risks.”

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Huntington VA Mortgage Securities Fund

Investment Focus	Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

Principal Investment Strategy	Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility	Moderate

Investment Strategies	The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (“Code”). The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by recent market developments, as described in the “Government Intervention and Extreme Volatility” section of “Glossary of Investment Risks”. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk: The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

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Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Class/Sector Focus Risk: When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. The value of long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default

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by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk: Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

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Investment Company Risk: Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Derivative Contracts and Hybrid Instruments Risk: Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

For more information about risks, please see the “Glossary of Investment Risks.”

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Pricing Shares

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next calculated after the order is considered received. The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier

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than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds and Underlying Funds are open for business on any day the NYSE is open.

Purchasing Shares

You may purchase Shares of the Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select the Fund as an investment option for your contract or policy.

Notes About Purchases

Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase Fund shares. In order to purchase Fund Shares on a particular day, the participating insurance company must receive your instructions by the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) that day and then transmit such order to the Fund or its designated agent in accordance with the Fund’s agreement with the participating insurance company.

The Trust reserves the right to suspend the sale of Shares of any of its Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within one (1) business day, it may cancel the purchase and the separate account may be liable for any losses to the Funds. In addition, the separate account will be liable for any losses or fees incurred by the Funds or its transfer agent in connection with the transaction.

What Shares Cost

The offering price of a Share is its NAV next determined after the order is considered received by the Funds. The Funds have authorized participating insurance companies to accept purchase orders on their behalf.

The Funds do not impose any sales charges on the purchase of their Shares. Withdrawal charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees are described in the prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.

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Redeeming Shares

You may redeem Shares of the Funds only through participating insurance companies.

We redeem Shares of the Funds on any business day when the NYSE is open. The price at which the Funds will redeem a Share will be its NAV next determined after the order is considered received. The Funds have authorized the participating insurance companies to accept redemption requests on their behalf.

Notes About Redemptions

In order to redeem Shares of the Funds on a particular day, the Funds or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect timing and amount of taxable gains realized by a Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV. Funds or Underlying Funds that invest in overseas markets have the risk of time zone arbitrage, and therefore, an increased risk of market timing. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares.”

The Funds’ Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. Because Shares are held exclusively by insurance company separate accounts, rather than directly by the individual contract owners of the separate accounts, the Funds are not in a position to determine directly whether a separate account’s purchase or sale of Fund Shares on any given day represents transactions by a single or multiple investors. They are also not able to determine directly whether multiple purchases and sales by a separate account over any given period represent the activity of the same or of different investors. However, in situations where the Funds become aware of possible market timing activity, they will request the insurance company to provide information on individual investor trading activity, and if such information is provided and if it is determined from this information that an investor has engaged in excessive short term trading, the Funds will seek the insurance company’s cooperation in enforcing the Funds’ market timing policies. There can be no assurance that an insurance company will agree to preclude an investor from further purchases of Fund Shares, and there may be contractual limits on its ability to do so. If the Funds cannot detect market timing activity, then the Funds may be subject to the disruptions and increased costs discussed above. The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

Additionally, each insurance company selling the Funds has adopted policies and procedures that are reasonably calculated to detect and prevent excessive trading and possible market timing. Please refer to the prospectus for your variable insurance product contract to determine what policies or procedures may have been adopted by your insurance company to discourage frequent or short-term trading of the Funds and the other variable investment options offered under your contract. Whatever policies and procedures may have been adopted by your insurance company to discourage frequent or short-term trading, please note that the Funds are also used as investment options for variable product contracts of other insurance

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companies. These other insurance companies may not have adopted policies and procedures to discourage frequent or short-term trading or may have different policies and procedures than those described in your variable insurance product prospectus. To the extent that the policies and procedures of the Funds and/or participating insurance companies are not effective in discouraging frequent trading of Fund Shares, such trading may have the adverse consequences discussed above for the Funds and their long-term Shareholders. You should review your insurance contract prospectus or your plan document for more information regarding market timing, including any restrictions or limitations on trades made through a contract or plan.

The Funds’ Trustees receive at least quarterly a report of any occurrences of excessive trading and possible market timing.

Exception with Respect to Investments in the Funds by the Huntington VA Balanced Fund

Because the VA Balanced Fund invests exclusively in Shares of other portfolios of the Underlying Funds, the policy and procedures set forth herein relating to frequent trading restrictions will not apply to the VA Balanced Fund’s purchases and sales of Shares of the Underlying Funds. The VA Balanced Fund will impose the same frequent trading restrictions as the Underlying Funds at their shareholder level. In addition, allocation changes of the VA Balanced Fund are monitored, and the managers of the Underlying Funds are required to determine that those changes will have no material adverse impact on the Underlying Funds or their shareholders. The intent of this exception is to allow the manager of the VA Balanced Fund to accommodate cash flows that result from purchases and sales by shareholders of the VA Balanced Fund, and to reallocate portfolio investments of the VA Balanced Fund among various Underlying Funds in accordance with the investment objectives of the VA Balanced Fund where the aggregate of such trades would otherwise exceed the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by the VA Balanced Fund could adversely affect the management of an Underlying Fund’s portfolio and its performance.

Portfolio Holdings Information

Each quarter, the Funds provide a complete listing of portfolio holdings to Hartford and a list of the top 25 portfolio holdings to Transamerica and Sun Life, three of the insurance companies that offer the Funds as investment options of their separate accounts. This information is provided to these entities under an agreement of confidentiality that prohibits trading on such information, before such portfolio holdings information is made publicly available, so that these entities may produce fact sheets about the Funds as of the end of such quarter. These fact sheets may include an analysis of the Funds’ holdings by sector, credit quality and/or country, as applicable, along with portfolio holdings information. These fact sheets are not disseminated by the insurance companies until after this portfolio holdings information is posted on the Funds’ website. This portfolio holdings information is posted on the Funds’ website at www.huntingtonvafunds.com approximately 30 days after the quarter-end.

In addition, the Funds’ Annual and Semi Annual reports contain complete listings of each Fund’s portfolio holdings as of the end of the second and fourth fiscal quarters. These reports are posted on the Funds’ website at www.huntingtonvafunds.com approximately 60 days after the second and fourth quarter-end, or you may request copies of these reports from the insurance companies through which the Funds are offered, or by calling The Huntington Funds at its toll-free number of 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of the Funds’ portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling The Huntington Funds at its toll-free number of 1-800-253-0412. These reports on Form N-Q are also posted on the Funds’ website at www.huntingtonvafunds.com.

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Management of the Trust

The Trustees are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (the “Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to The Huntington Funds. As of December 31, 2009, the Advisor had assets under management of $3.2 billion. The Advisor (and its predecessor) has served as an investment advisor to mutual funds since 1987.

The Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”), a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2009, The Huntington National Bank had assets of $53 billion.

The Advisor has designated the following Portfolio Managers for the Funds. Included is their business experience for the last five years.

Kristi Abbey-Jorns is primarily responsible for the day-to-day management of the VA Balanced Fund.

Kristi Abbey-Jorns has served as Portfolio Manager for the VA Balanced Fund since 2010. She is a Portfolio Manager and Assistant Vice President of the Adviser. Ms. Abbey-Jorns joined The Huntington National Bank in 1994, became an Investment Assistant – Sr. Account Relationship Associate in 2000. She became a Staff Officer and Portfolio Manager in 2008. Ms. Abbey-Jorns received her Bachelor’s degree in Medical Technology from Michigan Technological University.

Kirk Mentzer and B. Randolph Bateman are jointly and primarily responsible for the day-to-day management of the VA Dividend Capture Fund. Mr. Mentzer is responsible for research, security selection and construction of the VA Dividend Capture Fund’s portfolio. Mr. Bateman collaborates with Mr. Mentzer on making tactical changes in the strategic direction of the VA Dividend Capture Fund, and he monitors the portfolio’s daily transactions.

Kirk Mentzer has served as Co-Portfolio Manager of the VA Dividend Capture Fund since 2001. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

B. Randolph Bateman has served as Co-Portfolio Manager of the VA Dividend Capture Fund since 2001. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

Herb Chen is primarily responsible for the day-to-day management of the VA Growth Fund.

Herb Chen has served as Portfolio Manager for the VA Growth Fund since 2010. He is Senior Vice President of the Advisor. Mr. Chen joined The Huntington National Bank in 2009 as Region Manager in the Private Financial Group. He has been responsible for the investment management of financial assets for individuals and charitable foundations. Mr. Chen received his Bachelor’s degree in Finance and Management Information Systems from Carnegie Mellon University and received his M.B.A. from New York University Stern Business School.

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Craig J. Hardy has served as the Portfolio Manager of the VA Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Madelynn M. Matlock has served as the Portfolio Manager of the VA International Equity Fund since 2004. She is Vice President of the Advisor. Ms. Matlock joined The Huntington National Bank in 2002 and serves as Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst, and received her Bachelor’s Degree and M.B.A. in Finance from the University of Cincinnati.

Chad Oviatt has served as Portfolio Manager for the VA Macro 100 Fund since 2010. He is Vice President of the Advisor. Mr. Oviatt joined Huntington in 2006 and is Vice President and Director of Open Architecture for Huntington Private Financial Group. He served as a Financial Advisor with Merrill Lynch from 2004 through 2006. Mr. Oviatt received his Bachelor’s degree from Mount Union College.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the VA Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the VA Mortgage Securities Fund’s portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the VA Mortgage Securities Fund’s portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the VA Mortgage Securities Fund’s portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the VA Mortgage Securities Fund’s cash flows.

Mr. Doughty has served as the Portfolio Manager of the VA Mortgage Securities Fund since 2004. He is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and serves as Vice President. He is a member of The Huntington National Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Mr. Seasongood serves as a Co-Portfolio Manager of the VA Mortgage Securities Fund. He is Vice President of the Advisor. Mr. Seasongood joined The Huntington National Bank in 1995 as a Portfolio Manager and is Vice President.

Randy Hare has served as the Portfolio Manager of the VA New Economy Fund since 2007. Mr. Hare joined Haberer Registered Investment Advisor, Inc. in 2003 as a Senior Research Analyst. He was a Portfolio Manager/Senior Research Analyst and Assistant Vice President with U.S. Bank Asset Management/FIRMCO from 1997—2002. Mr. Hare received his Bachelor’s degree in Economics from the University of Cincinnati.

Peter Sorrentino has served as the Portfolio Manager of the VA Real Strategies Fund since the Fund’s inception. Mr. Sorrentino joined The Huntington National Bank in October of 2006 as a Senior Portfolio Manager and is Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino is a Chartered Financial Analyst. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

Paul Koscik has served as the Portfolio Manager of the VA Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

B. Randolph Bateman has served as Portfolio Manager of the VA Situs Fund since 2004. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

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Fees Paid To Advisor and Affiliates

The Advisor and its affiliates provide the Funds with advisory, administration, transfer agency, accounting, distribution and custodian services.

Advisory Services

The Advisor is entitled to receive 0.60% of the average daily net assets of each Fund (except the VA Balanced Fund) for its services as investment advisor. The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the VA Balanced Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.10% of the VA Balanced Fund’s daily net assets through April 30, 2011.

A discussion of the Trustees’ review of the investment advisory agreements with the Trust is available in the Fund’s Annual Report for the period ended December 31, 2009.

Administration Services

The Huntington National Bank provides combined administration, financial administration and accounting services at the following annual rate on a tiered basis:

Fee Rate	Average Daily Net Assets of the Funds
0.1822%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There is no minimum annual fee per Fund or class of Shares.

Prior to April 1, 2009, The Huntington National Bank provided administrative services at the following annual rate:

Fee Rate	Average Daily Net Assets of the Funds
0.1835%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There was no minimum annual fee per Fund or class of Shares.

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

Effective April 1, 2009, Unified Fund Services, Inc. (“Unified”) began serving as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Out of the fees paid by the Funds, The Huntington National Bank pays Unified fees for its sub-administrative services. Unified is a wholly-owned subsidiary of Huntington Bancshares Incorporated.

Fund Accountant

The Huntington National Bank has sub-contracted certain fund accounting services to Citi Fund Services Ohio, Inc. (“Citi”). Out of the fees paid by the Funds, The Huntington National Bank pays Citi for these services based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Citi charges the Funds directly or indirectly for certain operational expenses and tax services.

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Custody Services

The Huntington National Bank currently serves as custodian of the Funds. For its custody services, The Huntington National Bank receives an annual maximum fee of 0.01% calculated on the assets in the VA Balanced Fund and 0.026% calculated on the domestic assets in the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Real Strategies Fund, VA Rotating Markets Fund, VA Situs Fund and VA Mortgage Securities Fund as of the last day of each month, plus out-of-pocket expenses. It also receives an annual surcharge of 0.005 of 1.00% calculated on the net non-domestic assets of the VA Situs Fund, VA Real Strategies Fund and VA International Equity Fund as of the last day of each month.

Brown Brothers Harriman & Co. serves as sub-custodian of the VA Real Strategies Fund, the VA Situs Fund, and the VA International Equity Fund.

Transfer Agency Services

Unified, Indianapolis, IN, serves as the transfer agent and dividend disbursing agent for the Trust.

Unified is entitled to receive a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $6,000 per variable annuity portfolio. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Distribution of the Funds

Effective April 1, 2009, Unified Financial Securities, Inc. (Distributor), whose address is 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208, began serving as the Distributor of the Funds offered by this Prospectus. The Distributor is a wholly-owned subsidiary of Huntington Bancshares Incorporated.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor or its affiliates (including Unified) out of its reasonable resources and profits or from any source available to it, including amounts made available by the Advisor and its affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

The Distributor, Advisor and their affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Funds to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. You can ask your financial intermediary for information about any payments it receives from the Distributor, Advisor and their affiliates, or the Funds and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

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Mixed Funding and Shared Funding

As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

Dividends and Distributions

Each of the Funds offered by this Prospectus declares and pays dividends on investment income annually. The Fund also makes distributions of net capital gains, if any, at least annually.

All dividends and distributions payable to a shareholder will be automatically reinvested in additional Shares of the respective VA Portfolio unless an election is made on behalf of a participating insurance company to receive some or all of a dividend or distribution in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Funds. Please read the insurance contract prospectus provided by the participating insurance company and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

Each Fund intends to qualify as a “regulated investment company” for U.S. federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts. Each Fund will distribute any net investment income and net realized capital gains at least annually.

Generally, owners of variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity contracts, the separate accounts underlying such contracts, as well as the Funds in which such accounts invest, must meet certain diversification requirements.

Each of the VA Portfolios intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If a Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Code, and income allocable to the contracts would be taxable currently to the holders of such contracts.

Under recently enacted Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Fund shares.

Financial Information

Financial Highlights

The financial highlights tables that follow do not reflect any charges or expenses that would be imposed under a variable annuity or life insurance product contracts. Were the effect of such charges to be included, your costs would be higher and share performance would be lower.

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The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the past five fiscal years, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available at the Fund’s website, www.huntingtonvafunds.com.

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Financial Highlights

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gain on Investment Transactions	Return of Capital	Total Distributions
Huntington VA Balanced Fund
2008(2) 2009	$ $	10.00 10.26	0.18 0.13	(10)	0.09 1.68	0.27 1.81	(0.01 (0.05	) )	— —	— —	(0.01 (0.05	) )
Huntington VA Dividend Capture Fund
2005		$12.94	0.39		0.07	0.46	(0.39)		(0.60)	—	(0.99)
2006		$12.41	0.47		1.49	1.96	(0.46)		(0.30)	—	(0.76)
2007		$13.61	0.47		(1.20)	(0.73)	(0.46)		(0.65)	—	(1.11)
2008 2009	$ $	11.77 7.09	0.58 0.37		(3.57 1.41)	(2.99 1.78)	(1.05 —)		(0.58 —)	(0.06 —)	(1.69 —)
Huntington VA Growth Fund
2005		$8.95	0.04		0.02	0.06	(0.04)		— (6)	—	(0.04)
2006		$8.97	0.04		0.65	0.69	(0.04)		(0.11)	—	(0.15)
2007		$9.51	0.05		1.34	1.39	(0.04)		— (6)	—	(0.04)
2008		$10.86	0.05		(3.84)	(3.79)	(0.10)		(0.83)	—	(0.93)
2009		$6.14	0.01		0.97	0.98	—		—	—	—
Huntington VA Income Equity Fund
2005		$11.62	0.23		0.12	0.35	(0.19)		—	—	(0.19)
2006		$11.78	0.24		1.20	1.44	(0.24)		(0.36)	—	(0.60)
2007		$12.62	0.27		(0.10)	0.17	(0.24)		(0.44)	—	(0.68)
2008		$12.11	0.31		(4.58)	(4.27)	(0.56)		(0.70)	(0.01)	(1.27)
2009		$6.57	0.22		1.20	1.42	—		—	—	—
Huntington VA International Equity Fund
2005		$11.07	0.06		1.62	1.68	(0.06)		(0.02)	—	(0.08)
2006		$12.67	0.13		3.14	3.27	(0.11)		(0.08)	—	(0.19)
2007		$15.75	0.16		1.99	2.15	—	(6)	(0.03)	—	(0.03)
2008		$17.87	0.26		(7.31)	(7.05)	(0.40)		(0.36)	—	(0.76)
2009		$10.06	0.23		3.14	3.37	(0.01)		—	—	(0.01)
Huntington VA Macro 100 Fund
2005		$11.13	(0.01)		0.58	0.57	(0.02)		—	—	(0.02)
2006		$11.68	0.05		0.79	0.84	(0.02)		(0.14)	—	(0.16)
2007		$12.36	0.05		(0.34)	(0.29)	(0.05)		(1.70)	(0.18)	(1.93)
2008		$10.14	0.16		(3.60)	(3.44)	(0.16)		—	—	(0.16)
2009		$6.54	0.07		1.36	1.43	—		—	—	—
Huntington VA Mid Corp America Fund
2005		$14.67	0.07		1.79	1.86	(0.02)		(0.02)	—	(0.04)
2006		$16.49	0.11		1.07	1.18	(0.07)		(0.20)	—	(0.27)
2007		$17.40	0.11		1.42	1.53	(0.11)		(0.21)	—	(0.32)
2008		$18.61	0.08		(6.95)	(6.87)	(0.19)		(0.77)	—	(0.96)
2009		$10.78	0.10		3.59	3.69	—		—	—	—
Huntington VA New Economy Fund
2005		$14.38	0.02		1.88	1.90	—		(0.01)	—	(0.01)
2006		$16.27	0.04		1.62	1.66	(0.02)		(0.25)	—	(0.27)
2007		$17.66	0.10		2.10	2.20	(0.03)		(0.38)	—	(0.41)
2008		$19.45	0.03		(9.21)	(9.18)	(0.11)		(2.04)	(0.01)	(2.16)
2009		$8.11	0.01		2.80	2.81	—		—	—	—
Huntington VA Real Strategies Fund
2007(9)		$10.00	0.16		1.34	1.50	—		—	—	—
2008		$11.50	0.04	(10)	(5.50)	(5.46)	(0.13)		(0.21)	(0.03)	(0.37)
2009		$5.67	0.03		1.94	1.97	—		—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Reflects operations for the period from November 10, 2008 (commencement of operations) to December 31, 2008.
(3)	Not annualized.
(4)	Does not include the effect of expenses of underlying funds.
(5)	Computed on an annualized basis.
(6)	Amount is less than $0.005.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$10.26	2.68	%(3)	0.10	%(4)(5)	14.05	%(5)	31.88	%(4)(5)	$234	19	%(3)
$12.02	17.70%		0.10	%(4)	1.11%		0.61	%(4)	$6,810	20%

$12.41	3.59%		0.93%		4.41%		0.93%		$44,194	111%
$13.61	16.59%		0.92%		3.90%		0.92%		$53,671	94%
$11.77	(6.13)%		0.92%		3.82%		0.92%		$51,243	85%
$ 7.09	(28.08)%		0.91%		4.88%		0.91%		$29,332	65%
$ 8.87	25.11%		1.00%		4.81%		1.00%		$33,557	94%

$ 8.97	0.72%		0.95%		0.45%		0.95%		$19,974	15%
$ 9.51	7.76%		0.93%		0.48%		0.93%		$21,191	19%
$10.86	14.70%		0.94%		0.52%		0.96%		$23,172	111	%(7)
$ 6.14	(37.91)%		0.87%		0.46%		0.87%		$12,661	84%
$ 7.12	15.96%		0.99%		0.19%		0.99%		$15,272	118%

$11.78	2.98%		0.93%		2.15%		0.93%		$35,337	53%
$12.62	12.59%		0.92%		2.03%		0.92%		$38,614	73%
$12.11	0.94%		0.91%		1.97%		0.91%		$36,332	116%
$ 6.57	(37.83)%		0.92%		2.85%		0.92%		$18,187	96%
$ 7.99	21.61%		0.97%		3.28%		0.97%		$20,704	96%

$12.67	15.21%		1.00%		0.96%		1.78%		$2,161	7%
$15.75	25.84%		0.97%		1.31%		1.06%		$7,666	10%
$17.87	13.70%		0.98%		1.12%		1.13%		$14,377	21%
$10.06	(40.56)%		0.99%		2.02%		1.03%		$9,983	16%
$13.42	33.47%		1.01%		2.17%		1.05%		$16,362	29%

$11.68	5.14%		1.00%		0.28%		1.04%		$7,749	82%
$12.36	7.26%		0.97%		0.49%		0.97%		$10,138	213	%(8)
$10.14	(2.79)%		0.95%		0.45%		0.95%		$9,773	148%
$ 6.54	(33.91)%		0.98%		1.46%		0.98%		$4,464	287%
$ 7.97	21.87%		1.04%		1.09%		1.06%		$5,590	10%

$16.49	12.67%		0.95%		0.49%		0.95%		$25,215	7%
$17.40	7.24%		0.93%		0.65%		0.93%		$28,814	8%
$18.61	8.75%		0.92%		0.56%		0.92%		$30,392	16%
$10.78	(38.83)%		0.93%		0.43%		0.93%		$15,413	19%
$14.47	34.23%		0.97%		0.76%		0.97%		$18,673	23%

$16.27	13.24%		1.00%		0.18%		1.02%		$10,737	49%
$17.66	10.28%		0.96%		0.24%		0.96%		$15,127	51%
$19.45	12.50%		0.94%		0.59%		0.94%		$18,972	102	%(7)
$ 8.11	(52.65)%		0.93%		0.18%		0.93%		$8,514	150%
$10.92	34.65%		0.99%		0.12%		1.00%		$11,444	122%

$11.50	15.00	%(3)	1.00	%(5)	4.35	%(5)	7.01	%(5)	$241	34	%(3)
$ 5.67	(49.00)%		1.00%		0.41%		3.59%		$270	44%
$ 7.64	34.74%		1.42%		0.75%		1.79%		$1,166	33%

(7)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification did not change (unaudited).
(8)	The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals (unaudited).
(9)	Reflects operations for the period from August 31, 2007 (commencement of operations) to December 31, 2007.
(10)	Per share net investment income (loss) has been calculated using the average daily shares method.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Total Distributions
Huntington VA Rotating Markets Fund
2005	$11.89	0.09		1.04	1.13	(0.08)	(0.24)	(0.32)
2006	$12.70	0.14		2.29	2.43	(0.09)	(0.47)	(0.56)
2007	$14.57	0.15		1.16	1.31	(0.13)	(0.71)	(0.84)
2008	$15.04	0.15		(6.02)	(5.87)	(0.31)	(1.01)	(1.32)
2009	$7.85	0.12		2.50	2.62	—	—	—
Huntington VA Situs Fund
2005	$11.97	(0.01)		2.07	2.06	— (4)	(0.08)	(0.08)
2006	$13.95	—	(4)	0.68	0.68	(0.01)	(0.18)	(0.19)
2007	$14.44	0.02		1.60	1.62	(0.05)	(0.86)	(0.91)
2008	$15.15	0.02		(6.18)	(6.16)	(0.03)	(0.22)	(0.25)
2009	$8.74	0.07		2.81	2.88	—	—	—
Huntington VA Mortgage Securities Fund
2005	$10.59	0.37	(5)	(0.24)	0.13	(0.07)	—	(0.07)
2006	$10.65	0.43	(5)	0.20	0.63	(0.14)	—	(0.14)
2007	$11.14	0.46	(5)	(0.04)	0.42	(0.24)	— (4)	(0.24)
2008	$11.32	0.51		(0.27)	0.24	(0.92)	(0.02)	(0.94)
2009	$10.62	0.32		0.26	0.58	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Does not include the effect of expenses of underlying funds.
(3)	The portfolio turnover rate increased significantly during the period. This increase was attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy did not change (unaudited).
(4)	Amount is less than $0.005.
(5)	Per share net investment income (loss) has been calculated using the average daily shares method.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$12.70	9.66%	1.00	%(2)	0.75%	1.00	%(2)	$6,847	44%
$14.57	19.61%	0.97	%(2)	1.08%	0.97	%(2)	$8,558	31%
$15.04	9.03%	0.98	%(2)	1.17%	0.98	%(2)	$10,538	49%
$7.85	(42.03)%	0.93	%(2)	1.09%	0.93	%(2)	$5,041	221	%(3)
$10.47	33.38%	1.01	%(2)	1.34%	1.02	%(2)	$6,473	229%

$13.95	17.18%	0.99%		(0.19)%	1.05%		$8,003	10%
$14.44	4.84%	0.95%		0.01%	0.95%		$14,402	17%
$15.15	11.37%	0.94%		0.19%	0.94%		$19,246	29%
$8.74	(41.23)%	0.95%		0.18%	0.95%		$11,510	21%
$11.62	32.95%	1.01%		0.73%	1.01%		$17,035	10%

$10.65	1.25%	1.00%		3.53%	1.50%		$3,208	19%
$11.14	5.89%	0.99%		3.99%	1.15%		$7,132	36%
$11.32	3.93%	1.00%		4.09%	1.07%		$10,249	17%
$10.62	2.15%	1.00%		3.98%	1.04%		$8,990	23%
$11.20	5.46%	1.05%		3.40%	1.07%		$10,958	29%

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Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

VA Growth Fund

•	at least 65% of total assets invested in equity securities.

Additional Investment Information

VA Rotating Markets Fund.    Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and global) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

VA Real Strategies Fund.    The Fund may invest in an affiliated money market fund or short-term investments in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations.

Currently, U.S. tax laws prevent the Fund from investing more than 25% of its assets in companies treated as qualified publicly traded partnerships (such as MLPs and certain ETCFs). Such laws also limit the Fund’s ability to invest directly in real estate and commodities, in derivative contracts for real estate or commodities, and in other types of partnerships or trusts (other than REITs) that make such direct or derivative investments. Consequently, the Fund will need to invest in securities issued by real estate- related and commodity-related businesses and IPS that are affected only indirectly by changing prices for real estate and commodities. IPS may include non-U.S. dollar denominated fixed income securities issued by foreign governments, their agencies and instrumentalities or corporations, and related derivative contracts. The Fund also may invest in fixed income securities denominated in another currency if the Advisor expects favorable global market conditions to increase the exchange rate of such currency against the U.S. dollar. IPS also may include certain CMOs that historically have outperformed other types of fixed income securities during periods of increased inflation or rising interest rates.

The Fund will from time to time sell options on securities and may employ financial futures contracts to earn income from the premiums. For example, the Fund may sell a put option for a security with the expectation that the price of the security will probably remain above the strike price of the option, so that the option will not be exercised. If the price of the security or contract does not behave as expected, the

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Fund may have to purchase the underlying security or contract for more than its market value, in the case of a put option, or sell a security or contract for less than its market value, in the case of a call option.

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed- income securities are subject primarily to market, credit and prepayment risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

Fund Name	Fund Code
VA Dividend Capture Fund	1
VA Growth Fund	2
VA Income Equity Fund	3
VA International Equity Fund	4
VA Macro 100 Fund	5
VA Mid Corp America Fund	6
VA New Economy Fund	7
VA Real Strategies Fund	8
VA Rotating Markets Fund	9
VA Situs Fund	10
VA Mortgage Securities Fund	11
VA Balanced Fund (Underlying Equity Funds and Underlying Fixed Income Funds)	12

Instrument	Fund Code	Risk Type
American Depository Receipts (“ADRs”): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs are designed for trading in the U.S. securities market.	1-10, 12	Market Political Foreign Investment Currency Risk Foreign Custodial Services and Related Investment Costs

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.	7, 10-12	Prepayment Market Credit Regulatory Extension Risk

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-7, 9-12	Credit Liquidity Market

Bonds: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.	1-12	Market Credit Liquidity Prepayment Extension

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Instrument	Fund Code	Risk Type
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options. Those Funds that are authorized to write or purchase put and call options must cover such options and may buy bonds’ existing option contraction known as “closing transactions”.	1-12	Management Liquidity Credit Market Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-7, 9-12	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-7, 9-12	Credit Liquidity Market

Common Stock: Shares of ownership of a company.	1-12	Market

Convertible Securities: Bonds or preferred stock that convert to common stock.	1-12	Credit Market

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1-7, 9-12	Market Liquidity Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swap agreements, and some mortgage-backed securities.	1-12	Management Market Credit Liquidity Leverage

European Depositary Receipts (“EDRs”): EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, EDRs are designed for trading in European securities markets.	4, 5, 7, 8, 9, 10, 12	Market Political Foreign Investment Currency Foreign Custodial Services and Related Investment Costs

Exchange-Traded Commodity Funds (ETCFs): ETCFs invest in commodities, either directly or through derivative contracts and are treated as partnerships or grantor trusts for U.S. tax purposes. ETCFs may invest a single commodity (such as gold) or manage a pool of derivative contracts that tracks a commodity index (such as the Dow Jones-AIG Commodity Index).	8	Market Agriculture Energy Diversification Mineral and Mining Real Estate/REIT Tax Liquidity Fee Layering

Exchange-Traded Funds (ETFs): The Funds may invest in exchange- traded funds (ETFs) as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.	1-12	Market Tax Liquidity Fee Layering Leverage

Foreign Securities: Stocks issued by foreign companies including ADRs, European Depositary Receipts and Global Depository Receipts, as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.	1-10, 12	Market Political Foreign Investment Liquidity

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Instrument	Fund Code	Risk Type
Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.	1-10, 12	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Foreign Custodial Services and Related Investment Costs

Foreign Exchange Contracts: Spot currency trades whereby one currency is exchanged for another. The Fund may also enter into derivative contracts in which a foreign currency is an underlying contract.	4, 9, 10, 12	Management Liquidity Credit Market Political Leverage

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The aggregate value of options on securities (long puts and calls) will not exceed 10% of a Fund’s net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets. Futures contracts are considered to be commodity contracts. The Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator under the Act.	1-12	Management Market Credit Liquidity Leverage

Global Depositary Receipts (“GDRs”): GDRs are securities, typically issued globally by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, GDRs are designed for trading in non-U.S. securities markets.	4, 5, 7, 8, 9, 10, 12	Market Political Foreign Investment Currency Foreign Custodial Services and Related Investment Costs

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. The Funds may invest up to 15% of their assets in illiquid securities.	1-12	Liquidity Market

Index-Based Securities: Index-based securities such as: iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts and NASDAQ-100 Index Tracking Stock (“NASDAQ 100”), include exchange traded funds and represent ownership in an investment portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index or the NASDAQ-100. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.	1-10, 12	Market

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Instrument	Fund Code	Risk Type
Inflation-Protected Securities: Inflation-protected securities are fixed- income securities whose principal value or interest rate is adjusted periodically according to changes in a specific price index (such as the Consumer Price Index). If the price index falls (deflation), the principal value or interest rate of the securities will be adjusted downward and consequently the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as “TIPs”, are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation- protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.	8	Market Inflation-Protection Security Credit

Interests in Other Business Organizations: Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day- to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.	1, 2, 4-8, 10, 12	Market Foreign Investment Currency Custodial and Related Investment Costs Tax
For an organization classified as a partnership under the Internal Revenue Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.
A master limited partnership (MLP) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Internal Revenue Code.

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Instrument	Fund Code	Risk Type
Investment Company Securities: Shares of registered investment companies. These may include Huntington Money Market Funds and other registered investment companies for which the Advisor or any of its affiliates serves as investment advisor, administrator or distributor. Investment company securities may also include index-based securities. Shares of most index-based securities are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell index-based security shares. Except for the VA Rotating Markets Fund, each of the Funds generally may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules. The VA Rotating Markets Fund may invest all or a portion of its assets in the Shares of any one investment company or investment companies, but may not own more than 3% of the securities of any one investment company. If the VA Rotating Markets Fund owns more than 1% of the Shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of another investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that other investment company, which are in addition to the management and other fees the Fund pays its own Advisor.	1-12	Market

Investment-Grade Securities: Securities rated BBB or higher by Standard & Poor’s; Baa or better by Moody’s; similarly rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by the Advisor.	1-12	Market Credit

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1-12	Market Credit

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include CMOs and real estate mortgage investment conduits (“REMICs”).	1-7, 9-12	Prepayment Market Credit Regulatory Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells security for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	11-12	Prepayment Market Regulatory Extension

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Instrument	Fund Code	Risk Type
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds). There are two general types of municipal bonds: General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (“Mello-Roos”) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.	3, 11-12	Market Credit Political Tax Regulatory

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	4, 9, 10, 12	Credit Foreign Investment Foreign Custodial and Related Investment Costs

Options on Currencies: A Fund may buy put options and sell covered call options on foreign currencies (traded on U.S. and foreign exchanges or over- the-counter markets). A covered call option means the Fund will own an equal amount of the underlying foreign currency. Currency options help a Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies. If a Fund sells a put option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.	1-10, 12	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Foreign Custodial Services and Related Investment Costs

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.	1-12	Market

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate loans or interest.	1-12	Liquidity Management Market Regulatory Tax Prepayment Extension Real Estate/REIT

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-12	Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-12	Market Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Restricted securities may be either liquid or illiquid securities.	1-12	Liquidity Market

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Instrument	Fund Code	Risk Type
Securities Lending: All Funds may each lend up to 33 1 /3% of their total assets. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.	1-12	Market Liquidity Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	3, 11-12	Credit Liquidity Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-7, 9-12	Liquidity Credit Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	1-10, 12	Market

Unit Investment Trusts: A type of investment company, registered with the SEC under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange traded funds are organized as unit investment trusts.	1-12	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States government and some GSE securities are not. GSE securities backed by the full faith and credit of the United States government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds. GSE securities not backed by the full faith and credit of the United States government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations. Other GSE securities are not backed by the full faith and credit of the United States government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.	1-12	Market Credit

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-12	Market

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.	1-12	Credit Liquidity Market

Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	1-12	Market Credit

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Instrument	Fund Code	Risk Type
When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-12	Market Leverage Liquidity Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.	1-12	Market Credit

Zero-Coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity.	1-12	Credit Market Zero Coupon Liquidity Prepayment Extension

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk.    Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Advisor’s Potential Conflict.    In managing the Fund, the Advisor has the authority to select and substitute the Underlying Funds in which the Fund will invest. The Advisor is subject to conflicts of interest in allocating the Fund’s assets among the various Underlying Funds both because the fees payable to it and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Agriculture Risks.    The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Allocation Risk.    Because under normal conditions the Fund’s assets will always consist of approximately 60% in Underlying Equity Funds and 40% in Underlying Fixed-Income Funds/Underlying Money Market Funds, the Fund will not be able to adjust its asset mix from time to time to respond to market developments which may favor one Asset Class over the other.

Call Risk.    Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Concentration Risk.    When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Correlation Risk.    A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark.

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Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses.

Counterparty Risk.    The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Enhancement Risk.    The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Funds against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Funds that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds, as the Funds may invest their assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Credit Risk.    Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Currency Risks.    Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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Derivative Contracts and Hybrid Instruments Risk.    A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

When a derivative or other instrument is used as a hedge against an offsetting position that the Fund also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Fund uses a derivative security or other instrument for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Early Close/Trading Halt Risk.    An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk:    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Energy Risks.    To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Equity Securities Risk.    Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

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Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Exchange-Traded Funds Risk.    An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Extension Risk.    Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Fee Layering.    The Fund is an actively managed mutual fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), that would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Foreign Custodial Services and Related Investment Costs.    Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive in foreign jurisdictions than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk.    Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other

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currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Government Intervention and Extreme Volatility.    Instability in the financial markets has led the United States Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Growth Investing Risk.    Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Hedging.    When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Inflation-Protected Securities Risks.    While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

Interest Rate Risk.    Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.

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Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Company Risk.    Mutual fund portfolios bear expenses for advisory fees and operational expenses. The VA Balanced Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the VA Balanced Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Investment Style Risk.    The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk.    Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls, and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Adviser will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Liquidity Risk.    Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk.    The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk.    The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Market Price Variance Risk (ETFs).    Individual shares of an ETF are listed for trading on a securities exchange and can be bought and sold in the secondary market at market prices. The market prices of ETF shares will fluctuate in response to changes in NAV and supply and demand for ETF shares. Differences between secondary market prices and NAV for ETF shares may be due largely to supply and demand forces in the secondary market, which forces may not

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be the same as those influencing prices for securities or instruments held by an ETF at a particular time. There may, however, be times when the market price and the NAV vary significantly and the Fund may pay more than NAV when buying ETF shares on the secondary market, and the Fund may receive less than NAV when it sells those ETF shares. The market price of ETF shares includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular ETF. In times of severe market disruption, the bid-ask spread often increases significantly. This means that ETF shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of ETF shares is falling fastest, which may be the time that the Fund most wants to sell an ETF’s shares. An ETF’s investment results are measured based upon the daily NAV of the ETF. Since the Fund purchases and sells ETF shares in the secondary market, the Fund may not experience investment results consistent with those experienced by those creating and redeeming directly with an ETF.

Mid/Small Cap Stock Risk.    To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks.    The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations:    A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

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Asset-Backed Securities:    Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-Investment Grade Securities Risk.    The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Performance Risk:    The investment performance of the Fund may be adversely affected if the Underlying Funds are unable to meet their investment objectives or the Fund allocates a significant portion of its assets to an Underlying Fund that performs poorly, including relative to other Underlying Funds.

Political Risk.    The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Portfolio Turnover Risk.    Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Prepayment Risk.    Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities.

Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk.    The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk.    The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

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Tax Risk.    The risk that income from municipal bonds held by the Fund could be declared taxable because of changes in the tax laws, adverse interpretations by federal or state authorities, or that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

The Internal Revenue Code limits a Fund’s investment in “publicly traded partnerships,” including MLPs and certain ETCFs, to not more than 25% of its assets. Federal tax regulations also limit the amount of the Fund’s income in any taxable year that may be attributable to other types of ETCFs. Failure to adhere to these limitations could require the Fund to pay taxes on all net income and gains earned in any taxable year.

Ultrashort ETFs Risk.    Ultrashort ETFs use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An Ultrashort ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Ultrashort ETF and the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying an Ultrashort ETF benchmark, including: (1) the risk that an instrument is mispriced; (2) credit or performance risk on the amount the Ultrashort ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the Ultrashort ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an Ultrashort ETF’s position in a particular financial instrument when desired.

Value Investing Risk.    Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Zero Coupon Risk.    The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

H U N T I N G T O N      F U N D S

Huntington Funds

▶

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

Additional information about the the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities.

These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on The Huntington Funds’ website at www.huntingtonvafunds.com

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Funds.

Unified Financial Securities, Inc. is is the Distributor. The Distributor is a wholly-owned subsidiary of Unified Fund Services, Inc., which is a subsidiary of Huntington Bancshares Incorporated

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call

(800) 253-0412

Write

The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on to the Internet

You may also access Fund information at www.huntingtonvafunds.com or from the EDGAR Database on the SEC’s website at www.sec.gov. The SEC’s website contains text-only versions of The Huntington Funds’ documents.

Contact the SEC

Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

The Huntington Funds Shareholder Services: 1-800-253-0412

The Huntington Funds’ Investment Company Act file number is 811-5010.

Cusip 446771305	Cusip 446771875	Cusip 446771701
Cusip 446771206	Cusip 446771503	Cusip 446771883
Cusip 446771107	Cusip 446771602	Cusip 446771867
Cusip 446771800	Cusip 446327215	Cusip 446327165

The Huntington Funds Shareholder Services:

1-800-253-0412

The Huntington Investment Company, Member FINRA/SIPC, a Registered Investment Advisor and a wholly-owned subsidiary of Huntington Bancshares Incorporated:

1-800-322-4600

The Huntington Funds’ Investment Company Act registration number is 811-5010.

THE HUNTINGTON FUNDS

Balanced Fund

Huntington VA Balanced Fund

Equity Funds

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA New Economy Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

Income Fund

Huntington VA Mortgage Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) contains information that may be of interest to investors in The Huntington Funds but which is not included in the Prospectus. This SAI is not a Prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus for The Huntington Funds dated May 1, 2010. This SAI should be read together with the Prospectus. The SAI incorporates by reference the Funds’ Annual Report. Investors may obtain a free copy of a Prospectus or Annual Report by calling The Huntington Funds at 800-253-0412. These documents are also available on the Funds’ website at www.huntingtonvafunds.com. Capitalized terms used but not defined in this SAI have the same meaning as set forth in the Prospectus.

May 1, 2010

DEFINITIONS	1
HOW ARE THE FUNDS ORGANIZED?	2
SECURITIES IN WHICH THE FUNDS INVEST	3
INVESTMENT PRACTICES	8
Adjustable Rate Notes	8
American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”)	8
Asset-backed Securities (Non-mortgage)	8
Common Stock	9
Convertible Securities	9
Corporate Debt (Including Bonds, Notes and Debentures)	9
Credit-Enhanced Securities	9
Defensive Investments	9
Equity Securities	10
Exchange Traded Commodity Funds (ETCFs)	10
Exchange Traded Funds (ETFs)	10
Fixed Income Securities	10
Foreign Currency Options	10
Foreign Currency Transactions	11
Forward Foreign Currency and Foreign Currency Futures Contracts	11
Foreign Securities	12
Futures Contracts and Options on Futures Contracts	13
Index-Based Securities	16
Index Futures Contracts and Options on Index Futures Contracts	16
Inflation Protected Securities	17
Interests in Other Business Organizations	17
Money Market Instruments	18
Commercial Paper and Variable Amount Master Demand Notes	18
Bank Obligations	18
Variable Rate Demand Notes	18
Money Market Mutual Funds	19
Mortgage Dollar Roll Transactions	19
Mortgage-related Securities	19
Mortgage Pass-through Securities	20
Adjustable Rate Mortgage Securities	20
Derivative Mortgage Securities	21
Options	22
Preferred Stock	24
Real Estate Investment Trusts	24
Repurchase Agreements	25
Restricted and Illiquid Securities	25
Reverse Repurchase Agreements	25
Securities Lending	25
Securities of Other Investment Companies	26
Small Cap/Special Equity Situation Securities	26
U.S. Government Securities	27
Warrants	27
When-issued and Delayed Delivery Transactions	27
Zero-Coupon Securities	28

Definitions

For convenience, we will use the following terms throughout this SAI.

“Advisers Act”	—	Investment Advisers Act of 1940.

“Advisor”	—	Huntington Asset Advisors, Inc., the Trust’s investment advisor.

“Code”	—	Internal Revenue Code of 1986, as amended.

“Distributor”	—	Unified Financial Securities, Inc., the Trust’s distributor.

“Funds”	—	Each of the separate investment portfolios covered by this SAI.

“Huntington Bank”	—	The Huntington National Bank, the administrator, fund accountant and custodian of the Funds.

“Independent Trustees”	—	Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act.

“Interested Trustees”	—	Trustees who are “interested persons” of the Trust, as defined in the 1940 Act.

“1940 Act”	—	Investment Company Act of 1940.

“NRSRO”	—	Nationally Recognized Statistical Ratings Organization such as Moody’s Investors Service (Moody’s) or Standard & Poor’s (S&P).

“Prospectus”	—	The Prospectus of the Funds.

“Trust”	—	The Huntington Funds.

“Underlying Funds”	—	other portfolios of The Huntington Funds in which the VA Balanced Fund invests.

“Unified”	—	Unified Fund Services, Inc., the Trust’s sub-administrator.

1

HOW ARE THE FUNDS ORGANIZED?

The Trust was originally two separate Massachusetts business trusts, The Huntington Funds, established on February 10, 1987 and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the 1940 Act, as an open-end management investment company. The Trust operates 36 separate series or mutual funds - 24 retail portfolios and 12 variable annuity portfolios (the “VA Portfolios”), each with its own investment objective and strategy. The 12 VA Portfolios covered by this SAI were established exclusively as investment vehicles for separate accounts offered by participating insurance companies. Each of these Funds is diversified. A particular Fund may not be available under the contract you have chosen. The prospectus for the contracts shows the Funds available to you.

Much of the information contained in this SAI expands upon subjects discussed in the Funds’ Prospectus. No investment in units of beneficial interest (“Shares”) of a Fund should be made without first reading the Fund’s Prospectus.

2

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund’s investment goal. As described in the Fund’s Prospectus, the VA Balanced Fund seeks to achieve its investment objective by investing in a combination of Underlying Funds managed by the Advisor. The types of securities shown for the VA Balanced Fund in the table represent the investments held by the Underlying Funds. Following is a table that indicates which types of securities are:

P = Principal investment of a Fund;

A = Acceptable (but not principal) investment of a Fund; or

N = Not an acceptable investment of a Fund.

	VA Dividend Capture Fund	VA Growth Fund	VA Income Equity Fund	VA Real Strategies Fund	VA Rotating Markets Fund	VA Mid Corp America Fund
Equity Securities
Common Stocks	P	P	P	P	P	P
Preferred Stocks	P	P	P	A	A	A
Real Estate Investment Trusts	P	A	A	P	A	A
Warrants	A	A	A	A	A	A
Index Based Securities/ETFs	A	A	A	P	P	A
Interests in Other Business Organizations	A	A	N	A	N	A
Exchange Traded Commodity Funds	N	N	N	P	N	N
Fixed Income Securities
Treasury Receipts	A	A	A	A	A	A
U.S. Treasury Obligations	A	A	A	A	A	A
U.S. Government Agency Securities	A	A	A	A	A	A
Bonds	A	A	A	A	A	A
Certificates of Deposit	A	A	A	A	A	A
Corporate Debt Securities	A	A	A	A	A	A
Commercial Paper	A	A	A	A	A	A
Demand Notes	A	A	A	A	A	A
Mortgage Backed Securities	A	A	A	A	A	A
Asset Backed Securities (Non-mortgage)	N	N	N	A	N	N
Zero Coupon Securities	A	A	A	A	A	A
Bankers’ Acceptances	A	A	A	A	A	A
Inflation Protected Securities	N	N	N	P	N	N
Investment Grade Securities	A	A	A	A	A	A

3

Convertible Securities	A	A	A	A	A	A
Tax Exempt Securities
General Obligation Bonds	N	N	A	N	N	N
Special Revenue Bonds	N	N	A	N	N	N
Tax Exempt Commercial Paper	N	N	A	N	N	N
Tax Increment Financing Bonds	N	N	A	N	N	N
Municipal Notes	N	N	A	N	N	N
Variable Rate Instruments	A	A	A	N	A	A
Municipal Leases	N	N	A	N	N	N
Foreign Securities
American Depositary Receipts	A	A	A	P	A	A
European Depositary Receipts	N	N	N	A	A	N
Global Depositary Receipts	N	N	N	A	A	N
Foreign Forward Currency Contracts	A	A	A	A	A	A
Foreign Exchange Contracts	N	N	N	A	A	N
Obligations of Supranational Agencies	N	N	N	A	A	N

4

	VA New Economy Fund	VA International Equity Fund	VA Macro 100 Fund	VA Situs Fund	VA Mortgage Securities Fund	VA Balanced Fund
Equity Securities
Common Stocks	P	P	P	P	A	P
Preferred Stocks	A	P	A	A	A	A
Real Estate Investment Trusts	A	A	A	A	A	A
Warrants	A	A	A	A	A	A
Index Based Securities/ETFs	A	A	A	A	N	A
Interests in Other Business Organizations	A	A	A	A	N	A
Fixed Income Securities
Treasury Receipts	A	A	A	A	N	A
U.S. Treasury Obligations	A	A	A	A	A	A
U.S. Government Agency Securities	A	A	A	A	A	A
Bonds	A	A	A	A	A	A
Certificates of Deposit	A	A	A	A	A	A
Corporate Debt Securities	A	A	A	A	A	A
Commercial Paper	A	A	A	A	A	A
Demand Notes	A	A	A	A	A	A
Taxable Municipal Securities	N	N	N	N	A	N
Mortgage Backed Securities	A	A	A	A	P	A
Mortgage Dollar Rolls	N	N	N	N	A	N
Asset Backed Securities (Non-mortgage)	A	N	N	A	A	N
Zero Coupon Securities	A	A	A	A	A	A
Bankers’ Acceptances	A	A	A	A	A	A
Credit Enhancement	N	N	N	N	A	N
Investment Grade Securities	A	A	A	A	A	P
Convertible Securities	A	A	A	A	A	A
Tax Exempt Securities
General Obligation Bonds	N	N	N	N	A	A
Special Revenue Bonds	N	N	N	N	A	A
Tax Exempt Commercial Paper	N	N	N	N	A	A
Tax Increment Financing Bonds	N	N	N	N	A	A
Municipal Notes	N	N	N	N	A	A
Variable Rate Instruments	A	A	A	A	A	A
Municipal Leases	N	N	N	N	A	A

5

Foreign Securities
American Depositary Receipts	A	P	A	A	N	A
European Depositary Receipts	A	P	A	A	N	A
Global Depositary Receipts	A	P	A	A	N	A
Foreign Forward Currency Contracts	A	A	A	A	N	A
Foreign Exchange Contracts	N	A	N	A	N	A
Obligations of Supranational Agencies	N	A	N	A	N	A

6

	VA Dividend Capture Fund	VA Growth Fund	VA Income Equity Fund	VA Real Strategies Fund	VA Rotating Markets Fund	VA Mid Corp America Fund
Derivative Contracts
Call and Put Options	A	A	A	A	A	A
Futures Contracts	A	A	A	A	A	A
Options	A	A	A	A	A	A
Options on Currencies	A	A	A	A	A	A
Special Transactions
Repurchase Agreements	A	A	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A	A	A
Delayed Delivery Transactions	A	A	A	A	A	A
Securities Lending	A	A	A	A	A	A
Illiquid Securities	A	A	A	A	A	A
Restricted Securities	A	A	A	A	A	A
Time Deposits	A	A	A	A	A	A
When-Issued Securities	A	A	A	A	A	A
Yankee Bonds	A	A	A	A	A	A
Investment Company Securities	A	A	A	A	A	A

	VA New Economy Fund	VA International Equity Fund	VA Macro 100 Fund	VA Situs Fund	VA Mortgage Securities Fund	VA Balanced Fund
Derivative Contracts
Call and Put Options	A	A	A	A	A	A
Futures Contracts	A	A	A	A	A	A
Options	A	A	A	A	A	A
Options on Currencies	A	A	A	A	N	A
Special Transactions
Repurchase Agreements	A	A	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A	A	A
Delayed Delivery Transactions	A	A	A	A	A	A
Securities Lending	A	A	A	A	A	A
Illiquid Securities	A	A	A	A	A	A
Restricted Securities	A	A	A	A	A	A
Time Deposits	A	A	A	A	A	A
When-Issued Securities	A	A	A	A	A	A
Yankee Bonds	A	A	A	A	N	A
Investment Company Securities	A	A	A	A	A	A

7

INVESTMENT PRACTICES

The Prospectus discusses the principal investment strategies of the Funds and the Underlying Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, including the Underlying Funds, as noted in the preceding tables, including those which are not part of a Fund’s and/or Underlying Fund’s principal investment strategy.

Adjustable Rate Notes

The categories of Fixed Income Securities and Tax Exempt Securities may include “adjustable rate notes,” which include variable rate notes and floating rate notes. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund’s limitation governing investments in “illiquid” securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund’s demand. See “INVESTMENT RESTRICTIONS” below.

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Asset-backed Securities (Non-mortgage)

Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

8

Common Stock

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”). See the Appendix to this SAI for a description of these ratings.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Credit-Enhanced Securities

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, the Advisor evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the “credit enhancer”) rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

Defensive Investments

At times, the Advisor may determine that conditions in securities markets may make pursuing a Fund’s principal investment strategies inconsistent with the best interests of the Fund’s shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund’s assets. In implementing these temporary “defensive” strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies.

9

Equity Securities

Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Exchange-Traded Commodity Funds (ETCFs)

ETCFs invest in commodities, either directly or through derivative contracts and are treated as partnerships or grantor trusts for U.S. tax purposes. ETCFs may invest in a single commodity (such as gold) or manage a pool of derivative contracts that tracks a commodity index (such as the Dow Jones-AIG Commodity Index).

Exchange-Traded Funds (ETFs)

The Funds may invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Fixed Income Securities

Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (also see “Options”)

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called “OTC options”), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See “Foreign Currency Transactions.”

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.

10

Foreign Currency Transactions

Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see “Forward Foreign Currency and Foreign Currency Futures Contracts”), and purchasing and selling options on foreign currencies (see “Foreign Currency Options”). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.”

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to “lock in” the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

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At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.” See “Foreign Currency Transactions.”

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin,” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund’s position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

Foreign Securities (including Emerging Markets)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.

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Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund’s assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer. For additional information, see “Foreign Currency Transaction.”

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

The VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund’s securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

Futures Contracts and Options on Futures Contracts

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a “long” position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a “short” position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in

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this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund’s sale and purchase obligations under closed-out positions will be performed at the termination of the contract. Futures contracts are considered to be commodity contracts. The Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator under the Act.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a “short” position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on debt securities is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements, and, in addition, net option premiums received will be included as initial margin deposits. See “Margin Payments” below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as “initial margin”. The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market”. These payments are called “variation margin” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund’s position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

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When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

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Index-Based Securities

Index-based securities, such as Standard & Poor’s Depository Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), World Equity Benchmark Shares (“WEBS”), and Dow Jones DIAMONDS (“Diamonds”), are usually interests in a unit investment trust (“UIT”) that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange. In some cases, index-based securities may be organized as open-end management investment companies that issue redeemable shares, and therefore, operate like other mutual funds (“Exchange-Traded Funds or ETFs”).

A UIT will generally issue index-based securities in aggregations of 50,000 known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-based securities are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough index-based securities to reconstitute a Creation Unit (large aggregations of a particular index-based security). The liquidity of small holdings of index-based securities, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of index-based securities is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of index-based securities is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for index-based securities is based on a basket of stocks. Disruptions in the markets for the securities underlying index-based securities purchased or sold by the Portfolio could result in losses on index-based securities. Trading in index-based securities involves risks similar to those risks, described above under “Options,” involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor’s 100 Stock Index (“S&P 100”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund’s securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or

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securities approximating the increase in the value of the holder’s option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.” A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund’s total assets.

Inflation-Protected Securities

Inflation-protected securities are fixed-income securities whose principal value or interest rate is adjusted periodically according to changes in a specific price index (such as the Consumer Price Index). If the price index falls (deflation), the principal value or interest rate of the securities will be adjusted downward, and, consequently, the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as “TIPs”, are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.

Interests in Other Business Organizations

The VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Real Strategies Fund, and VA Situs Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day-to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are involved in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (MLP) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Code.

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Money Market Instruments

Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

Commercial Paper and Variable Amount Master Demand Notes

Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Bank Obligations

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers’ acceptances, certificates of deposit, time deposits and similar securities.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers’ acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements).

Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits (“ETDs”), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits (“CTDs”), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

Variable Rate Demand Notes

Variable rate demand notes (“VRDNs”) are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days’ notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

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Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other money market instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers’ acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody’s) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission (SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment’s yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, a Fund may invest up to 25% of its respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M and insurance diversification rules as described under “Taxes” section below.

Mortgage Dollar Roll Transactions

A dollar roll transaction is a transaction through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value (“NAV”) if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund’s liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

Mortgage-related Securities

Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

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There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA’s guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA’s guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCS”). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security’s effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

Mortgage Pass-through Securities

Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS

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can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

Derivative Mortgage Securities

Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as “CMOs.” Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (“London Inter-Bank Offered Rate”) or COFI (“Cost of Funds Index”). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund’s investments due to a decline in interest rates.

Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

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The VA Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. Government or CMOs issued by private organizations which are rated AAA by an NRSRO.

Stripped mortgage-backed securities (“SMBSs”) may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or “PO” class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or “IO” class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund’s inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund’s portfolio, while continuing to pursue current income.

Options

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option, increases a Fund’s return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option’s exercise price regardless of any decline in the underlying security’s market price.

By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

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In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

A Fund may write or purchase put and call options. All call options written must be covered.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor’s expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor’s expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on the Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund’s ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events—such as volume in excess of trading or clearing capability—were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be

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faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund’s use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust’s ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements limit a REITs’ ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Repurchase Agreements

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller’s obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund’s interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

Reverse Repurchase Agreements

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund’s investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund’s investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Securities Lending

In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower.

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The Funds may each lend portfolio securities in an amount representing up to 33 1/3% of the value of their total assets and the loan must be collateralized by cash or U.S. Government obligations. It is each Fund’s policy to maintain collateral in an amount equal to at least 100% of the current market value of the loaned securities. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Securities of Other Investment Companies

The Funds may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Except under exemptive rules or relief from the Securities and Exchange Commission (“SEC”), a Fund may not invest more than 10% of its total assets at any one time in the shares of other investment companies (funds), 5% of its total assets in the shares of any one mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment’s yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Underlying Funds (except the Huntington Money Market Fund) may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M and insurance diversification rules as described under “Taxes” section below.

Under normal market conditions, the VA Rotating Markets Fund, VA Real Strategies Fund and some Underlying Funds intend to invest their assets in other investment companies that hold common stocks or index-based securities in order to achieve their investment focus. The shares of most index-based securities, including ETFs, are listed and traded on stock exchanges at market prices, although some shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with a Fund’s investment strategy. As with traditional mutual funds, index-based securities charge asset-backed fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell index-based securities.

Small Cap/Special Equity Situation Securities

Certain Funds and Underlying Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P Small Cap 600 Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a “special equity situation” may involve a significant change from a company’s past experiences, the uncertainties in the appraisal of the future value of the company’s equity securities and the risk of a possible decline in the value of a Fund’s investments are significant.

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U.S. Government Securities

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer’s right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

Other GSE securities are not backed by the full faith and credit of the U.S. Government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Warrants

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

When-issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund’s records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller’s failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Advisor may choose to dispose of a commitment prior to settlement.

The Funds may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, except the VA International Equity Fund and VA Macro 100 Fund, which have no such restriction on total assets. However, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

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Zero-coupon Securities

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the “corpus”) of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds’ principal risks are described in the Prospectus. Additional risk factors are outlined below.

ADR and Domestically Traded Foreign Securities Risk

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Funds’ Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

Allocation Risk

Because under normal conditions the VA Balanced Fund’s assets will always consist of approximately 60% in Underlying Equity Funds and 40% in Underlying Fixed Income Funds/Underlying Money Market Funds, the VA Balanced Fund will not be able to adjust its asset mix from time to time to respond to market developments which may favor one Asset Class over the other.

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Call Risk

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk

Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk

This is the risk that the guarantor of a fixed-income security, the counterparty to an OTC derivatives contract or a borrower of a Fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Derivative and Hybrid Instruments Risk

A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

When a derivative or other instrument is used as a hedge against an offsetting position that the Fund also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Fund uses a derivative security or other instrument for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or this SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

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Equity Securities Risk

Equity securities include common, preferred and convertible preferred stocks and securities, the values of which are tied to the price of certain securities, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Exchange-Traded Funds Risk

An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading  generally.

Extension Risk

Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other

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currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Government Intervention and Extreme Volatility

Instability in the financial markets has led the United States Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Index-Based Securities Risk

An investment in index-based securities generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of index-based securities can fluctuate up or down, and the Funds could lose money investing in index-based securities if the prices of the securities owned by the index-based security go down. In addition, index-based securities that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an index-based security’s shares may trade above or below their net asset value; (ii) an active trading market for an index-based security’s shares may not develop or be maintained; or (iii) trading of an index-based security’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit-breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk

The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls, and may expose the Fund to greater risk and increase its costs. When transactions

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create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Adviser will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Liquidity Risk

Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Market Risk

Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to those of mortgage-backed securities.

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Prepayment Risk

Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk

The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Security-Specific Risk

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

Unrated Securities Risk

To the extent that the Fund invests in unrated securities, these securities may prove less liquid than rated securities as less information is available regarding the securities and a market may not exist for the securities at a given point in time.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund. In effectuating the VA Balanced Fund’s investment goal and strategy, the VA Balanced Fund will look through to the investment of the Underlying Funds.

Each Fund:

(1)	May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)	May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3)	May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4)	May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

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(5)	May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6)	May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7)	May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(8)	May not change its diversification status without shareholder approval as required by the 1940 Act.

The fundamental limitations have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, certain Funds also have adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund’s nonfundamental limitations will be communicated to the Fund’s shareholders prior to effectiveness.

The VA Real Strategies Fund may indirectly invest more than 25% of its assets in one industry indirectly through investments in index-based securities which do not concentrate in the industry.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits a Fund’s ability to borrow money prohibiting the Fund from issuing senior securities, except a Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The following are non-fundamental policies of the indicated Fund:

VA Income Equity Fund*

•	under normal circumstances, the VA Income Equity Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

VA International Equity Fund*

•

under normal circumstances, the VA International Equity Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

VA Macro 100 Fund

•	under normal circumstances, the VA Macro 100 Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

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VA Mid Corp America Fund*

•

under normal circumstances, the VA Mid Corp America Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

•

under normal circumstances, the VA Mid Corp America Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

VA Rotating Markets Fund*

•

under normal circumstances, the VA Rotating Markets Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment selected by the Advisor.

VA Mortgage Securities Fund*

•

under normal circumstances, the VA Mortgage Securities Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

*	The VA Income Equity Fund, VA International Equity Fund, VA Mid Corp America Fund and VA Mortgage Securities Fund will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the VA Rotating Markets Fund will provide the same shareholder notice on a voluntary basis.

Certain Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their net assets to investments that, in combination, have economic characteristics similar to equity securities contained in financial instruments with similar economic characteristics. For purposes of such an investment policy, “assets” includes the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures). The Board of Trustees has adopted a policy to provide investors with at least 60 day’s notice prior to changes in a Fund’s 80% investment policy.

The following investment limitation of the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Situs Fund and VA Mortgage Securities Fund is a non-fundamental policy. The Funds will not:

(1)	Invest in other funds in reliance on Section 12(d)(1)(F) or (G).

The following are non-fundamental limitations of the Funds:

(1)	The Funds will not invest more than 15% of net assets in illiquid securities.

(2)	The following non-fundamental policies of the Funds provide that in applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry), and (c) asset-backed securities will be classified according to the underlying assets securing such securities. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

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The following investment limitations of the VA Dividend Capture Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Rotating Markets Fund, VA Situs Fund and VA Mortgage Securities Fund are non-fundamental policies. The Funds will not:

(1)	Invest in companies for the purpose of exercising control.

(2)	Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (4) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

(3)	Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectus) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

(4)	Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

State Insurance Regulations

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by participating insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

Voting Information. As used in this SAI, a “vote of a majority of the outstanding Shares” of the Trust or a particular Fund or a particular Class of Shares of the Trust or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust or such Fund or such Class, or (b) 67% or more of the Shares of the Trust or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust or such Fund or such Class are represented in person or by proxy.

PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended December 31, 2009 and 2008, the portfolio turnover rates for each of the following Funds were as follows:

(TO BE UPDATED BY AMENDMENT)

Fund	2009	2008
VA Balanced Fund		19	%(1)
VA Dividend Capture Fund		65%
VA Growth Fund		84%
VA Income Equity Fund		96%
VA International Equity Fund		16%
VA Macro 100 Fund		287%
VA Mid Corp America Fund		19%
VA New Economy Fund		150%
VA Real Strategies Fund		44%
VA Rotating Markets Fund.		221	%(2)
VA Situs Fund		21%
VA Mortgage Securities Fund		23%

(1)	For the period November 10, 2008 (inception date) through December 31, 2008.

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(2)	The portfolio turnover rate increased significantly during the period. This increase was attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy did not change.

VALUATION

NAV is calculated as of the close of the NYSE every Monday through Friday that the NYSE is open except.

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received. The Trust calculates NAV for each of the Funds by valuing securities held based on market value.

The value of Shares of the VA Balanced Fund is based upon the share prices of the Underlying Funds in which the VA Balanced Fund invests; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events. U.S. Government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV. In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

The following tables give information about Independent Trustees, Interested Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee for its most recent fiscal year. Please note that the information consolidates and includes historical information from their service as Trustee or Officer of the Original Trusts. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 2960 N. Meridian Street, Suite 300, Attn: Huntington Funds Officer, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually. The Huntington Funds consists of 36 portfolios. Each Trustee serves as Trustee for all portfolios of The Huntington Funds.

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As of April ___, 2010, the Trustees and officers as a group owned _________ of Shares of the Trust.

(TO BE UPDATED BY AMENDMENT)

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Age Positions Held with Trust Length of Time Served	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
B. Randolph Bateman* Age: 60 TRUSTEE 41 South High Street Columbus, OH Began Serving: February 2008	Principal Occupations: President and Chief Investment $0 Officer, Huntington Asset Advisors, Inc. (February 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present). Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000). Other Directorships Held: None.	$0

Thomas J. Westerfield † Age: 54 TRUSTEE Began serving: January 2001	Principal Occupation: Since August 2005, of Counsel, Dinsmore & Shohl LLP (law firm). Previous Position: From 1993 to 2005, of Counsel, Cors & Bassett LLC (law firm). Other Directorships Held: None	$__________

*B.	Randolph Bateman became a Trustee effective February 14, 2008. He has been deemed an Interested Trustee due to the positions he holds with The Huntington National Bank and its subsidiaries.
†	Thomas J. Westerfield has been deemed an Interested Trustee due to the position he holds with Dinsmore & Shohl LLP, which may be retained to provide legal services to Huntington.

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INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
Alistair Jessiman Age: 52 TRUSTEE	Principal Occupations: Managing Director, Novantas LLC (September 2005 to Present) (specialist research and advisory firm); President/Founder, Wallace & Mackenzie, Inc. (January 2001 to September 2005) (management consulting firm). Previous Positions: Managing Director or Vice President of various departments, J. P. Morgan (1979 to 2001). Other Directorships Held: Board Member, The Alger Funds; Board Member, National Foundation for Teaching Entrepreneurship.	$0

David S. Schoedinger* Age: 67 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: June 1999

Principal Occupation: Since 1965, Chairman of the Board, Schoedinger Funeral Service. Since 1987, CEO, Schoedinger Financial Services, Inc.

Previous Position: From 1992 to 1993, President, Board of Directors of National Selected Morticians (national trade association for morticians).

Other Directorships Held: None

		$___________

Tadd C. Seitz Age: 68 TRUSTEE Began serving: July 2006

Principal Occupation: Retired

Previous Positions: Chairman and Chief Executive Officer, The Scotts Company (June 1983 to March 1995); Interim Chief Executive Officer (February 1996 to July 1996).

Other Directorships Held: None

		$__________

Mark D. Shary Age: 49 TRUSTEE Began serving: July 2006

Principal Occupations: Private investor (2007 to present).

Previous Position: President, Bostech Corporation (2000 to 2002); Chief Executive Officer and President, BestTransport.com, Inc. (2003 to September 2007).

Other Directorships Held: None

		$__________

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Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
William H. Zimmer, III Age: 56 TRUSTEE Began Serving: December 2006

Principal Occupation: Independent Consultant (February 2009 to present).

Previous Positions: Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003).

Other Directorships Held: None

$__________

*	David S. Schoedinger became Chairman of the Funds on April 30, 2003.

OFFICERS**

Name Age Positions Held with Trust Address Date Service Began	Principal Occupation(s) and Previous Positions
B. Randolph Bateman Age: 60 PRESIDENT 41 South High Street Columbus, OH Began Serving: February 2008

Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (February 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present).

Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000).

R. Jeffrey Young Age: 45 CHIEF EXECUTIVE OFFICER Began Serving: February 2010

Principal Occupations: Senior Vice President, Unified (January 2010 to present); Managing Director, Chief Operating Officer, Wealth Stone (2007 to present); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); and Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Previous Positions: Vice President, Shareholder Services, BISYS Fund Services (1997 to 1998); Manager, Product Development, BISYS Fund Services (1993 to 1994); and Senior Consultant, The Heebink Group/Broadway & Seymour (1989 to 1993).

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Name Age Positions Held with Trust Address Date Service Began	Principal Occupation(s) and Previous Positions

David R. Carson Age: 51 CHIEF COMPLIANCE OFFICER AND ANTI-MONEY LAUNDERING OFFICER 3805 Edwards Road Suite 350 Cincinnati, OH Began Serving: September 2005

Principal Occupations Chief Compliance Officer, (September 2005 to present).

Previous Positions Treasurer and Assistant Treasurer of The Huntington Funds, Huntington Asset Advisors, Inc. (February 2002 to February 2005); Vice President and Private Financial Group Marketing Manager, The Huntington National Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February 2001).

Alicia G. Powell Age: 34 SECRETARY 225 Fifth Avenue Pittsburgh, PA Began Serving: May 2007	Principal Occupations: Partner, Reed Smith LLP (January 2008 to present). Previous Position: Associate, Reed Smith LLP (September 2000 to January 2008).

**	Officers do not receive any compensation from the Trust, except that David R. Carson received compensation from the Trust of $____ for the fiscal year ended December 31, 2009 for serving as the Trust’s Chief Compliance Officer during that period.

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COMMITTEES OF THE BOARD OF TRUSTEES (TO BE UPDATED BY AMENDMENT)

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Audit	David S. Schoedinger Tadd C. Seitz Mark D. Shary (Chairman) William H. Zimmer, III	The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent auditors and the full Board. The Audit Committee also serves as the Qualified Legal Compliance Committee.	_____
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Compliance	Thomas J. Westerfield (Chairman) David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Compliance Committee is to oversee the Trust’s compliance with the legal and regulatory requirements of the Trust’s operations including compliance with securities laws and regulations.	_____
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	David S. Schoedinger (Chairman) Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Nominating Committee is to nominate a person or persons to serve as a member of the Board of Trustees. The Nominating Committee will consider nominees recommended by Shareholders. The Nominating Committee shall be comprised of all Independent Trustees. Recommendations should be submitted to the Nominating Committee in care of The Huntington Funds.	_____
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Special Proxy Voting	David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust’s Advisor.	____

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BOARD OWNERSHIP OF SHARES IN THE VA PORTFOLIOS AND THE HUNTINGTON FUNDS AS OF

DECEMBER 31, 2009 (TO BE UPDATED BY AMENDMENT)

(1) Name of Trustee	(2) Dollar Range of Shares Owned In the VA Portfolios	(2) Dollar Range of Shares Owned in The Huntington Funds
David S. Schoedinger	None
Thomas J. Westerfield	None
Tadd C. Seitz	None
Mark D. Shary	None
William H. Zimmer, III	None
B. Randolph Bateman	None

Investment Advisor

Huntington Asset Advisors, Inc. (Advisor) has served as investment advisor to the Trust since its creation on May 12, 2001 as part of a reorganization of the investment advisory services of Huntington Bank. The Advisor is a separate, wholly owned subsidiary of Huntington Bank.

Huntington Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”) and is deemed to be controlled by HBI. With over $50 billion in assets as of December 31, 2008, HBI is a Maryland corporation and a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreements between the Trust and the Advisor (Investment Advisory Agreements), the Advisor, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust’s Declaration of Trust and By-laws, and of the 1940 Act. In addition, the Advisor makes decisions consistent with a Fund’s investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

The Advisor may from time to time agree to voluntarily reduce its advisory fee. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor’s advisory fee will lower the Fund’s expenses, and thus increase the Fund’s yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days’ written notice, or by the Advisor on 90 days’ written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not “interested persons” of Huntington.

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From time to time, the Advisor may use a portion of its reasonable resources and profits to pay for certain administrative services provided by financial institutions on Shares of the Funds.

Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Funds’ investments are typically made without any knowledge of the Advisor’s or its affiliates’ lending relationships with an issuer.

Portfolio Manager Information (TO BE UPDATED BY AMENDMENT)

Unless otherwise noted, the following information about the Funds’ Portfolio Managers is provided as of the end of the Funds’ most recently completed fiscal year. None of the other Accounts described below has an advisory fee that is based on the performance of the account.

VA Balanced Fund

Other Accounts Managed by Perry Adams	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	217 accounts / $117,443,133

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: $1-$10,000.

VA Dividend Capture Fund

Other Accounts Managed by B. Randolph Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	2 funds / $220,000,000
Other Pooled Investment Vehicles	None
Other Accounts	24 accounts / $550,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: None.

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	3 funds / $288,800,000
Other Pooled Investment Vehicles	None
Other Accounts	24 accounts / $129,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: $50,001-$100,000.

VA Growth Fund

Other Accounts Managed by Martina Cheung	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	3 funds / $162,000,000
Other Pooled Investment Vehicles	None
Other Accounts	116 accounts / $249,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: $1-$10,000.

44

Other Accounts Managed by Jenny Jiang	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	1 fund / $138,200,000
Other Pooled Investment Vehicles	None
Other Accounts	141 accounts / $50,900,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: None.

VA Income Equity Fund

Other Accounts Managed by Craig J. Hardy	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	1 fund / $96,081,301
Other Pooled Investment Vehicles	None
Other Accounts	178 accounts / $242,191,664

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: None.

VA International Equity Fund

Other Accounts Managed by Madelynn M. Matlock	Total Number of Other Accounts Managed/Total Assets*	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	1 fund / $200,000,000	1 fund / $200,000,000
Other Pooled Investment Vehicles	None	None
Other Accounts	10 accounts / $11,000,000	10 accounts / $11,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: None.

VA Macro 100 Fund

Other Accounts Managed by B. Randolph Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	2 funds / $220,000,000
Other Pooled Investment Vehicles	None
Other Accounts	24 accounts / $550,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: None.

VA Mid Corp America Fund

Other Accounts Managed by Christopher M. Rowane	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	370 accounts / $228,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: $100,001-$500,000

45

VA New Economy Fund

Other Accounts Managed by Randy Hare	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies:	12 funds / $42,702,000
Other Pooled Investment Vehicles:	None
Other Accounts:	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: None.

VA Real Strategies Fund

Other Accounts Managed by Peter A. Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies:	90 funds / $165,000,000
Other Pooled Investment Vehicles:	1 / $46,000,000
Other Accounts:	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: $50,001-$100,000.

VA Rotating Markets Fund

Other Accounts Managed by Paul Koscik	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	3 funds / $40,347,776
Other Pooled Investment Vehicles	None
Other Accounts	213 accounts / $222,669,803

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: $1001,001 - $500,000.

VA Situs Fund

Other Accounts Managed by B. Randolph Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	2 funds / $220,000,000
Other Pooled Investment Vehicles	None
Other Accounts	24 accounts / $550,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: None.

VA Mortgage Securities Fund

Other Accounts Managed by William G. Doughty	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	5 funds / $2,181,308,644
Other Pooled Investment Vehicles	None
Other Accounts	26 accounts / $1,361,301,361

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: None.

46

Other Accounts Managed by Gustave J. Seasongood	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	300 accounts / $333,730,629

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar	value range of shares owned in the Fund: none.

Mr. Bateman is paid a fixed base salary and is eligible for a cash bonus. Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually. The cash incentive is part of the Private Financial Capital Markets Group of The Huntington National Bank (PFCMG) Trust Incentive Plan (TIP). The TIP has a monthly and quarterly award component.

•

The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the PFCMG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months. The maximum monthly award is a percentage of the first year’s trust fees on such self-generated business.

•

The quarterly award is a maximum percentage of the portfolio manager’s quarterly base salary, and is determined on whether he met 3 pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows: 10% on the PFCMG division performance; 65% on the portfolio manager’s assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance. The payout on any component of the plan can be increased by a maximum of 20% if the portfolio manager outperforms the plans, but will be decreased by one-fourth increments to zero if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

Goals vary, but generally involve specific and general goals, such as fund and private account asset growth; growth of the PFCMG of which he is a manager; consistency of manager performance; performance against one or more pre-selected benchmarks, depending on the types of funds and private accounts for which he will have management responsibility. Mr. Bateman is eligible for annual awards of stock options and restricted stock units on The Huntington National Bank’s holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company. Mr. Bateman is eligible, but has not elected, to participate in a deferred compensation program.

Messrs. Mentzer, Rowane and Sorrentino are paid fixed base salaries and are eligible for cash incentives. Base salary is determined and reviewed annually based on competition in the trust and investment management market. The cash incentive is part of the Private Financial Capital Markets Group (PFCMG) Trust Incentive Plan (TIP). The TIP has a monthly and quarterly award component.

•

The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank’s PFCMG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months. The maximum monthly award is a percentage of the first year’s trust fees on such self-generated business. Messrs. Mentzer, Rowane and Sorrentino also receive a smaller percentage on fees generated in future years.

•

The quarterly award is a maximum percentage of the portfolio manager’s quarterly base salary, and is determined on whether he met three pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows: 10% on the PFCMG division performance; 65% on the portfolio manager’s assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual

47

portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance. The payout on any component can be increased by a maximum of 20% if the portfolio manager outperforms the plans, but will be decreased by one-fourth increments to zero if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

•

Eligible for a quarterly incentive under the “Managed Asset Program” (MAPS) of the 2008 PFCMG Investment Services Incentive Plan. Incentive is a specific number of basis points on any new assets managed under their assigned specialty area in the MAPS program. The specialty areas are as follows: Mr. Mentzer is responsible for High Yield, Mr. Rowane — Mid Cap and Mr. Sorrentino – Options and Real Assets.

Mr. Adams, Ms. Cheung, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Mr. Hare are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager’s experience and performance, and is reviewed annually. Mr. Adams, Ms. Cheung, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood, and Mr. Hare are each eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by The Huntington National Bank’s PFCMG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months. The maximum monthly award is a percentage of the first year’s trust fees on such self-generated business.

•

Additionally Ms. Matlock is eligible for a quarterly incentive under the “Managed Asset Program” (MAPS) of the 2008 PFCMG Investment Services Incentive Plan. Incentive is a specific number of basis points on any new assets managed under their assigned specialty area in the MAPS program. The International area is Ms. Matlock’s specialty.

Quarterly, if the Funds’ assets collectively grow at least 3.0% over the previous calendar quarter as a result of retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the annualized incremental advisory fees for the quarter. Mr. Adams, Ms. Cheung, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Mr. Hare are eligible to receive equal shares of 75% of this pool along with others eligible for this incentive. The remaining 25% of this pool is distributed at the Advisor’s Chief Investment Officer’s total discretion based on his assessment of the following criteria: (1) development of publicity of the Funds, (2) coordination of relationships with the intermediaries who offer the Funds and (3) efficient execution of securities trades for Huntington Funds.

Mr. Adams, Ms. Cheung, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Mr. Hare are each responsible for researching and making buy, hold and sell recommendations for individually- assigned industries. Based on the Advisor’s Chief Investment Officer’s and the Director of Research’s assessment, and at their discretion, each of these portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst. Each portfolio manager’s performance in this regard is assessed quarterly by the Advisor’s Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager’s recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

As noted above, Mr. Adams, Ms. Cheung, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Mr. Hare are the portfolio managers for other accounts in addition to the portfolios of the Funds they manage. Each such account is assigned a “Category” (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor’s “Tactical Asset Allocation Model” as compared to the objective of the account. At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review. Of these 50 accounts, the portfolio manager’s manager and the Advisor’s Chief Investment Officer jointly select 20 accounts to review for adherence to the Category’s defined ranges and targets. Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his or her quarterly base salary if 52% of the selected accounts exceed the Advisor’s Category benchmark. In addition, these 50 accounts are monitored for retention. If all of a portfolio manager’s 50 accounts remain with the Advisor for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.

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Quarterly, if the VA Growth Fund’s performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 CGI, and the VA Growth Fund’s assets grow at least 3.0% over the previous calendar quarter under Ms. Cheung’s and/or Ms. Jiang’s continued management as a result of retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund’s 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Cheung and/or Ms. Jiang on a quarterly basis.

Quarterly, if the VA Income Equity Fund’s performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Value Index, and the VA Income Equity Fund’s assets grow at least 3.0% over the previous calendar quarter under Mr. Hardy’s continued management as a result of retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Income Equity Fund’s 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Hardy on a quarterly basis.

Quarterly, if the VA International Equity Fund’s performance for the quarter, measured on a pre-tax total return basis outperforms the Morgan Stanley Capital International Europe, Australasia and Far East Index, and the VA International Equity Fund’s assets grow at least 3.0% over the previous calendar quarter under Ms. Matlock’s continued management as a result of retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA International Equity Fund’s 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Matlock on a quarterly basis.

Quarterly, if the VA New Economy Fund’s performance for the quarter, measured on a pre-tax total return basis outperforms the Standard & Poor’s MidCap 400 Index, and the VA New Economy Fund’s assets grow at least 3.0% over the previous calendar quarter under Mr. Hare’s continued management as a result of retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA New Economy Fund’s 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Hare on a quarterly basis.

Quarterly, if the VA Rotating Markets Fund’s performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 Index, and the VA Rotating Markets Fund’s assets grow at least 3.0% over the previous calendar quarter under Mr. Koscik’s continued management as a result of retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Rotating Markets Fund’s 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Koscik on a quarterly basis.

Quarterly, if the VA Mortgage Securities Fund’s performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Mortgage-Backed Securities Index, and the VA Mortgage Securities Fund’s assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty’s and/or Mr. Seasongood’s continued management as a result of retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Mortgage Securities Fund’s 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Doughty and/or Mr. Seasongood on a quarterly basis.

All portfolio managers are eligible for awards of stock options and/or restricted stock units on the Bank’s holding company stock, the amount of which is recommended by their manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company.

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Advisor Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. All individual trust accounts are reviewed at least annually to assure that investment decisions are consistent with the stated objectives and investment strategy of the trust, with legal and regulatory limitations, and with the current fundamental strategy of the Advisor.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with the Advisor’s Code of Ethics. Finally, the Advisor has structured the portfolio managers’ compensation in a manner, and a Fund has adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under Rule 206(4)-6 of the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Funds’ portfolios. The Advisor’s proxy voting policies are set forth below, and shall govern its voting of such proxies.

PROXY VOTING POLICIES

I. Policy

It is the policy of Huntington Asset Advisors (“Advisor”) to vote proxies associated with securities held by the Huntington Funds in the best interest of the shareholders of the Huntington Funds (the “Funds”), and to vote proxies associated with other customers in the best interest of those customers. The Adviser will employ an independent third party (currently Institutional Shareholder Services (“ISS”)) to (i) research all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain to the Funds or which are required to be voted in a particular manner under applicable law), (ii) to recommend a vote according to the guidelines published by the independent third party and/or according the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party (unless the Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law (as described below). Proxy voting matters which pertain to the Funds for which a vote has already been cast by the Board of Trustees of the Funds, will be cast according to the vote of the independent Trustees of the Board of Trustees of the Funds.

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Certain Funds may be required to vote proxies in a manner specified under the 1940 Act. In particular, a Fund that relies on Section 12(d)(1)(F) of the 1940 Act to invest in the securities of other investment companies must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 1940 Act. With respect to those Funds that rely on Section 12(d)(1)(F), the Adviser and the independent third party will have no discretion in voting proxies and the Advisor will instruct the independent third party to vote those Funds’ proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as “echo” or “mirror” voting).

The President of the Advisor will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with, as applicable,: (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer, to the Special Proxy Voting Committee, any proxy vote related to holdings of the Funds that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

II. Committees

1.	Proxy Review Committee

a.	The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable, (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

b.	The Proxy Review Committee will report, to the President of the Advisor, on a quarterly basis the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to the Advisor immediately.

c.	The Proxy Review Committee will provide the Special Proxy Voting Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.

d.	The President of the Advisor will appoint the members of the Proxy Review Committee.

2.	Special Proxy Voting Committee

a.	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds’ investment adviser, the Advisor.

b.	The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

c.	The Special Proxy Voting Committee will conduct its activities according to the Special Proxy Voting Committee Charter.

III. Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds’ best interest and are not affected by the Advisor’s conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party’s pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. If, for any reason, the third party makes no recommendation about a particular issue, the proxy voting committee will attempt to cast a vote according to the most reasonably applicable pre-determined policy. For proxy votes on issues held by the Funds for which the Advisor overrides the recommendation of the independent third party, or for which no recommendation is made by the third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

IV. Guidelines

The Advisor has adopted ISS’s proxy voting guidelines, as they may be amended by ISS from time to time, to further the interest of the Funds’ shareholders with respect to proxy voting matters. A current summary of the pre-determined proxy voting guidelines adopted by ISS can be found at www.issproxy.com. The Proxy Review Committee will review the ISS proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to the Advisor’s Investment Policy Committee and the Chief Compliance Officer of the Funds.

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V. Recordkeeping

In accordance with Rule 204-2, under the Advisers Act, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC’s EDGAR system (instead of keeping its own copies), as well as proxy statements and records of its votes cast that are maintained with an independent third party such as ISS, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available without charge through The Huntington Funds’ website. Go to www.huntingtonvafunds.com; select “Fund Shareholders;” then use the link to “Proxy Voting Record” and select a Fund. Form N-PX filings are also available without charge at the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Funds’ portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares. Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or in the Appendix to this SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are Lipper, Morningstar and Standard & Poor’s, Inc., who receive a full portfolio holdings listing each month. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. The Advisor also discloses nonpublic portfolio holdings information of the Funds no less often than monthly to Abel/Noser Corp., Bloomberg, Bondedge, Bonds Direct, Citigroup Global Markets Inc., InvestEdge, Investment Company Institute, Investment Scorecard, Inc., KeyBanc Capital Markets (McDonald Inc.), Lehman Brothers, Inc., Mesirow Financial Inc., McGraw-Hill, RBC Dain Rauscher Inc., SunGard, Thomson ONE, Thomson-Vestok, Valueline, Vickers and Wilshire Associates, Inc. so that they can provide the Advisor with portfolio and trading analysis and comparative information based on proprietary modeling software to assist the Advisor in its investment management process. The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Advisor’s Chief Compliance Officer and the authorization of the Funds’ Chief Executive Officer or Chief Financial Officer. Approval to furnish nonpublic portfolio holdings information to a third party will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews periodically and at least annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

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Portfolio Transactions

The Advisor may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment advisor on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor receives research, statistical, and quotation services from many broker-dealers with which it places a Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor’s authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

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On December 31, 2009 certain Funds owned securities of the following regular broker/dealers (amounts in thousands):

(TO BE UPDATED BY AMENDMENT)

Fund	Security Type	Security	Holdings
VA Dividend Capture Fund
VA Dividend Capture Fund
VA Dividend Capture Fund
VA Dividend Capture Fund
VA Dividend Capture Fund
VA Dividend Capture Fund
VA Dividend Capture Fund
VA Dividend Capture Fund
VA Growth
VA Income Equity Fund
VA Income Equity Fund
VA International Fund
VA Macro 100 Fund
VA Macro 100 Fund
VA Mortgage Securities Fund
VA Situs Fund

Code of Ethics

Each of the Trust, the Advisor and the Distributor maintains Codes of Ethics which permit Fund Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest. Although they do permit these people to trade in securities, including those that the Trust could buy, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust’s Registration Statement.

Expenses

The Trust’s service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund’s Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders’ and Trustees’ reports and meetings and any extraordinary expenses.

Distributor

Effective April 1, 2009, Unified Financial Securities, Inc. became the distributor for the Funds (“Distributor”). The Distributor offers Shares on a continuous, best-efforts basis and markets the Shares to insurance companies. No compensation was paid to the Distributor or Edgewood Services, Inc. (the Funds’ previous Distributor) during the fiscal year ended December 31, 2008. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds. The Distributor is a wholly-owned subsidiary of HBI and an affiliate of the Sub-Administrator.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the fees that the Funds pay to financial intermediaries, the Advisor and its affiliates may pay out of their own reasonable profits and resources amounts (including items of material value) to certain financial intermediaries. While Financial Industry Regulatory Authority (FINRA) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Advisor and its affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Advisor and its affiliates for any service the financial intermediary provides.

Other Benefits to Financial Intermediaries

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

UNDERWRITING COMMISSIONS

No underwriting commissions are paid in connection with the sale of Fund Shares.

Custodians

The Huntington National Bank currently serves as custodian of the Funds. For its custody services, The Huntington National Bank receives an annual maximum fee of 0.01% calculated on the assets in the VA Balanced Fund and 0.026% calculated on the domestic assets in the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Real Strategies Fund, VA Rotating Markets Fund, VA Situs Fund and VA Mortgage Securities Fund as of the last day of each month, plus out-of-pocket expenses. It also receives an annual surcharge of 0.005 of 1.00% calculated on the net non-domestic assets of the VA Situs Fund, VA Real Strategies Fund and VA International Equity Fund as of the last day of each month. The Huntington National Bank is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, and maintenance of bank accounts on behalf of the Funds. In addition, The Huntington National Bank is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

Brown Brothers Harriman & Co. serves as sub-custodian of the VA International Equity Fund, VA Real Strategies Fund and the VA Situs Fund.

Transfer Agent and Dividend Disbursing Agent

Unified Fund Services, Inc., Indianapolis, IN, a wholly-owned subsidiary of HBI, serves as the transfer agent and dividend disbursing agent for the Trust.

Independent Registered Public Accounting Firm

Ernst & Young LLP is the independent registered public accounting firm for the Trust.

Legal Counsel

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, DC 20006, is counsel to the Trust and Independent Trustees and will pass upon the legality of the Shares offered hereby.

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FEES PAID BY THE FUNDS FOR SERVICES

(TO BE UPDATED BY AMENDMENT)

	VA Balanced Fund*		VA Dividend Capture Fund			VA Growth Fund
	For the period ended December 31,		For the fiscal year ended December 31,			For the fiscal year ended December 31,
	2009	2008	2009	2008	2007	2009	2008	2007
Advisory Fee Earned		$30		$255,580	$330,094		$111,943	$134,323
Administration Fee Earned**		$40		$56,960	$74,271		$24,936	$30,223
Sub-Administration Fee Earned**		$—		$—	$—		$—	$—
Financial Administration Fee Earned		$209		$24,664	$23,653		$8,039	$12,994
Advisor Reimbursements		$(9,431)		$—	$—		$—	$(4,172)
Brokerage Commissions Paid		$—		$107,876	$133,173		$37,049	$65,819

	VA Income Equity Fund			VA International Equity Fund			VA Macro 100 Fund
	For the fiscal year ended December 31,			For the fiscal year ended December 31,			For the fiscal year ended December 31,
	2009	2008	2007	2009	2008	2007	2009	2008	2007
Advisory Fee Earned		$163,336	$234,256		$79,751	$66,470		$43,654	$63,018
Administration Fee Earned**		$36,357	$52,708		$17,787	$14,956		$9,764	$14,179
Sub-Administration Fee Earned**		$—	$—		$—	$—		$—	$—
Financial Administration Fee Earned		$15,538	$19,421		$9,145	$9,499		$7,257	$7,542
Advisor Reimbursements		$—	$—		$(5,410)	$(17,055)		$(167)	$—
Brokerage Commissions Paid		$114,073	$197,116		$18,798	$22,714		$13,964	$11,293

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	VA Mid Corp America Fund			VA New Economy Fund			VA Real Strategies Fund
	For the fiscal year ended December 31,			For the fiscal year ended December 31,			For the fiscal year ended December 31,
	2009	2008	2007	2009	2008	2007	2009	2008	2007***
Advisory Fee Earned		$145,441	$185,929		$86,984	$104,776		$1,696	$455
Administration Fee Earned**		$32,391	$41,834		$19,372	$23,575		$378	$102
Sub-Administration Fee Earned**		$—	$—		$—	$—		$—	$—
Financial Administration Fee Earned		$17,802	$16,446		$10,149	$10,567		$3,012	$618
Advisor Reimbursements		$—	$—		$—	$—		$(7,309)	$(4,560)
Brokerage Commissions Paid		$18,492	$12,186		$60,736	$54,762		$1,300	$763

	VA Rotating Markets Fund			VA Situs Fund			VA Mortgage Securities Fund
	For the fiscal year ended December 31,			For the fiscal year ended December 31,			For the fiscal year ended December 31,
	2009	2008	2007	2009	2008	2007	2009	2008	2007
Advisory Fee Earned		$48,469	$59,343		$96,817	$105,400		$62,505	$54,378
Administration Fee Earned**		$10,794	$13,352		$21,611	$23,715		$14,022	$12,235
Sub-Administration Fee Earned**		$—	$—		$—	$—		$—	$—
Financial Administration Fee Earned		$5,456	$6,345		$12,907	$12,166		$18,569	$13,813
Advisor Reimbursements		$—	$(70)		$—	$—		$(4,339)	$(6,329)
Brokerage Commissions Paid		$32,734	$10,397		$13,788	$19,077		$2,083	$1,349

*	VA Balanced Fund commenced operations on November 10, 2008. Therefore, the fees reflect this shortened period of operation.
**	For the fiscal years ended 2008 and 2007, the sub-administration and administration fees were combined and reported as one administration fee.
***	VA Real Strategies Fund commenced operations on August 31, 2007. Therefore, the fees reflect this shortened period of operation.

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PRINCIPAL HOLDERS OF SECURITIES

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. The Advisor is a wholly owned subsidiary of Huntington Bank. Huntington Bank, a national banking association, is a direct wholly-owned subsidiary of HBI, a bank holding company organized under the laws of Maryland. By virtue of the Advisor’s affiliation with Huntington Bank, the Advisor may be deemed to control the Funds.

As of April ___, 2010, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

(TO BE UPDATED BY AMENDMENT)

Fund	Shareholder Name Address	Shares Owned	Percentage Owned
VA Balanced Fund	TransAmerica Life Insurance Co., Cedar Rapids, IA
Carey & Co., Columbus, OH

VA Dividend Capture Fund	Hartford Life Insurance Co., Hartford, CT
TransAmerica Life Insurance Co., Cedar Rapids, IA
Sun Life Assurance Company of Canada (US), Wellesley Hills, MA

VA Growth Fund	Hartford Life Insurance Co., Hartford, CT
TransAmerica Life Insurance Co., Cedar Rapids, IA
Sun Life Assurance Company of Canada (US), Wellesley Hills, MA

VA Income Equity Fund	Hartford Life Insurance Co., Hartford, CT
TransAmerica Life Insurance Co., Cedar Rapids, IA
Sun Life Assurance Company of Canada (US), Wellesley Hills, MA

VA International Equity Fund	Hartford Life Insurance Co., Hartford, CT
TransAmerica Life Insurance Co., Cedar Rapids, IA

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Sun Life Assurance Company of Canada (US), Wellesley Hills, MA
TransAmerica Life Insurance Co., Cedar Rapids, IA

VA Macro 100 Fund	Hartford Life Insurance Co., Hartford, CT
TransAmerica Life Insurance Co., Cedar Rapids, IA
Carey & Co., Columbus, OH

VA Mid Corp America Fund	Hartford Life Insurance Co., Hartford, CT
TransAmerica Life Insurance Co., Cedar Rapids, IA
Sun Life Assurance Company of Canada (US), Wellesley Hills, MA

VA New Economy Fund	Hartford Life Insurance Co., Hartford, CT
TransAmerica Life Insurance Co., Cedar Rapids, IA
Sun Life Assurance Company of Canada (US), Wellesley Hills, MA

VA Real Strategies Fund	Sun Life Assurance Company of Canada (US), Wellesley Hills, MA
Carey & Co., Columbus, OH
TransAmerica Life Insurance Co., Cedar Rapids, IA

VA Rotating Markets Fund	Hartford Life Insurance Co., Hartford, CT
TransAmerica Life Insurance Co., Cedar Rapids, IA
Sun Life Assurance Company of Canada (US), Wellesley Hills, MA

VA Situs Fund	Hartford Life Insurance Co., Hartford, CT
TransAmerica Life Insurance Co., Cedar Rapids, IA
Sun Life Assurance Company of Canada (US), Wellesley Hills, MA

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TransAmerica Life Insurance Co., Cedar Rapids, IA
Carey & Co., Columbus, OH

VA Mortgage Securities Fund	Hartford Life Insurance Co., Hartford, CT
TransAmerica Life Insurance Co., Cedar Rapids, IA
TransAmerica Life Insurance Co., Cedar Rapids, IA
Sun Life Assurance Company of Canada (US), Wellesley Hills, MA
Carey & Co., Columbus, OH

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Carey & Co. is organized in the state of Ohio.

Hartford Life Insurance Co. is organized in the state of Connecticut and is a subsidiary of Hartford Life and Accident Insurance Co.; organized in the state of Connecticut.

Transamerica Life Insurance Co. is organized in the state of Iowa and is a subsidiary of Aegon USA Inc. organized in the state of Iowa.

Sun Life Assurance Company of Canada (US) is organized in the state of Delaware, and is a subsidiary of Sun Life Financial, organized in Canada.

SHAREHOLDER RIGHTS

The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established one class of Shares in the Funds.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. In accordance with current laws, it is anticipated that the participating insurance companies will request voting instructions from contract owners and will vote the shares in the separate account in proportion to the voting instructions received. The effect of this proportional voting is that a small number of contract owners may control the outcome of a particular vote.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not

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less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Shareholder inquiries regarding the Funds should be directed to the Trust, c/o Unified Fund Services, Inc., P.O. Box 6110 Indianapolis, IN 46206-6110.

ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

Shares of the Funds may be purchased, exchanged and redeemed only by contacting a participating insurance company.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.

Other Purchase Information

Purchases are made at NAV. If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional Shares and have dividends reinvested.

Other Exchange Information

Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a New Technology Medallion Signature Guarantee.

Unless otherwise specified in writing, the existing registration relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares purchased by check until the check has cleared.

Other Redemption Information

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a New Technology Medallion Signature Guarantee) to the Trust, P.O. Box 6110 Indianapolis, IN 46206-6110.

TAXES

It is intended that each Fund qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

(a)	derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b)	distribute with respect to each taxable year at least 90% of the sum of its “investment company taxable income” (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

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(c)	diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund’s assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as regulated investment company that is accorded special tax treatment.

If a Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund may be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

For a discussion of the tax consequences of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earning from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59  1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Funds. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not in accordance with regulations prescribed by the Treasury department, adequately diversified. Disqualification of the variable annuity contract as an annuity contract would result in immediate imposition of federal income tax on variable contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

A Fund will meet the diversification requirements if no more than 55% of the value of its assets is represented by any one investment, no more than 70% of the value of its assets is represented by any two investments, no more than 80% of the value of its assets is represented by any three investments, and no more than 90% of the value of its assets is represented by any four investments. For purposes of this rule, all securities of the same issuer, all interests in a single real estate project, and all interests in the same commodity are treated as a single investment, but each government agency or instrumentality is treated as separate issuer. Alternatively, a Fund will be treated as meeting this requirement for any quarter of its taxable year if, as of the close of such quarter, the Fund meets the diversification requirements applicable to regulated investment companies generally (described above) and no more than 55% of the value of it total assets consists of cash and cash items (including receivables), U.S. Government securities, and securities of other regulated investment companies.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by a Fund for the purpose of meeting the diversification test if the Fund meets certain requirements. Each Fund will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of such Fund’s assets. It is possible that, in order to comply with the diversification requirements, less desirable investment decisions may be made which could affect the investment performance of such Fund.

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The above discussion of the federal income tax treatment of the Funds assumes that all the insurance company accounts holding Shares of a Fund are either segregated asset accounts underlying variable contacts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Fund if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on a disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders of a regulated investment company, such as the separate accounts that own shares of the Funds, are not exempted from this filing requirement even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may provide an exception from this reporting requirement to shareholders of most or all regulated investment companies.

The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative, judicial or administrative action and such changes may be retroactive. In particular, if the tax on dividends paid out of earnings previously taxed at the corporate level is reduced or eliminated, this may reduce the value of, and thus the return on, previously issued debt obligations and similar securities which are part of certain of the Funds. This change could reduce the net asset value of, and distributions made by, these Funds. However, since Fund shares are expected to be owned in connection with variable annuity accounts, the reduction or elimination of the tax on such dividends will likely not affect the tax discussion above.

In addition, the foregoing is only a summary of some of the important federal tax considerations generally affecting holders of variable annuity contracts investing in a Fund. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or of the holders of such variable contracts, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors are urged to consult with their tax advisers with specific reference to their own tax situation, including the potential application of state, local, and (if applicable) foreign taxes.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

Foreign Investments

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and a Fund may be subject to Federal income taxes upon disposition of PFIC investments.

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DIVIDENDS AND DISTRIBUTIONS

Each of the Funds will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.

PERFORMANCE INFORMATION

Generally, the Funds will advertise average annual total returns

ERV 1
Average Annual Return =	( ) n - 1
P

In accordance with SEC guidelines, the average annual total return for each class of shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC guidelines, the yield for each class of shares of a Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

a - b

Yield = 2[ (       +1 ) (6) +1]

cd

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

In accordance with SEC guidelines, the tax-equivalent yield for each class of the Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

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The average annual total returns for each of the following Funds for the one-year, five-year and for the life of the respective Fund through December 31, 2009, were as follows:

(TO BE UPDATED BY AMENDMENT)

Fund	Fiscal Year Ended 12/31/2009	Five Years Ended 12/31/2009	Ten Years Ended 12/31/2009	Inception through 12/31/2009
VA Balanced Fund
VA Dividend Capture Fund
VA Growth Fund
VA Income Equity Fund
VA International Equity Fund
VA Macro 100 Fund
VA Mid Corp America Fund
VA New Economy Fund
VA Real Strategies Fund
VA Rotating Markets Fund
VA Situs Fund
VA Mortgage Securities Fund

FINANCIAL STATEMENTS

(TO BE UPDATED BY AMENDMENT)

The audited financial statements of the Funds for the fiscal year ended December 31, 2009, and the report of _______, independent registered public accounting firm, are incorporated herein by reference to the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2009, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s, Standard & Poor’s (“S&P”), Fitch Ratings (“Fitch”) and A.M. Best. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

MOODY’S LONG-TERM DEBT RATINGS

Aaa— Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa— Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A— Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

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NR—Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)—The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.

NR(2)—The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.

NR(3)—The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.

S&P LONG-TERM DEBT RATING DEFINITIONS

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

FITCH LONG-TERM DEBT RATING DEFINITIONS

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

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CCC, CC, C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

MOODY’S COMMERCIAL PAPER RATINGS

Prime-1—Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2—Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1— Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH SHORT-TERM DEBT RATING DEFINITIONS

F-1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F-2— Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

MOODY’S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1—This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2—This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A.M. BEST LONG-TERM DEBT RATINGS

An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaa—Exceptional. Assigned to issues where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa—Very Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a—Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

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bbb—Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb—Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.

b—Very Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, cc, c—Extremely Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d—In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “ccc” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category. A company’s Long-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to A.M. Best’s interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS

An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ —Strongest. Assigned to issues where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1 —Outstanding. Assigned to issues where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 —Satisfactory. Assigned to issues where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 —Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 —Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d—In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company’s Short-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings.

A.M. BEST RATING OUTLOOK

A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company’s rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive—Indicates a company’s financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative—Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable—Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

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ADDRESSES

Balanced Fund

Huntington VA Balanced Fund

Equity Funds

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA New Economy Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

Income Fund

Huntington VA Mortgage Securities Fund

2960 N. Meridian Street

Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

Distributor

Unified Financial Securities, Inc.

2960 N. Meridian Street

Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

Investment Advisor

Huntington Asset Advisors, Inc.

41 South High Street

Columbus, OH 43215

Custodian, Administrator and Fund Accountant

The Huntington National Bank

41 South High Street

Columbus, OH 43215

Sub-custodian for VA International Equity Fund, VA Situs Fund and VA Real Strategies Fund

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Transfer Agent and Dividend Disbursing Agent

Unified Fund Services, Inc.

P.O. Box 6110

Indianapolis, IN 46206-6110

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Independent Registered Public Accounting Firm

Ernst & Young LLP

1100 Huntington Center

41 South High Street

Columbus, OH 43215

Sub-Administrator

Unified Fund Services, Inc.

P.O. Box 6110

Indianapolis, IN 46206-6110

Sub-Fund Accountant

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

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APPENDIX

The following is a list of persons other than the Advisor and affiliates of the Advisor that may receive nonpublic portfolio holdings information concerning the Funds:

Custodian

The Huntington National Bank

Sub-custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Legal Counsel

Reed Smith LLP

Sullivan & Worcester LLP

Service Providers

Abel/Noser Corp.

Bondedge

Bonds Direct

Citi Fund Services Ohio, Inc.

Citigroup Global Markets Inc.

Investment Scorecard, Inc.

KeyBanc Capital Markets (McDonald Inc.)

Lehman Brothers

Mesirow Financial Inc.

RBC Dain Rauscher Inc.

SunGard

Wilshire Associates, Inc.

Proxy Voting Services

Institutional Shareholder Services

Broadridge Financial Solutions, Inc.

Security Pricing Services

Interactive Data Corporation

Bloomberg

Ratings Agencies

A.M. Best

Duff & Phelps

Fitch Ratings

Moody’s

S&P

Performance Reporting/Publications

Bloomberg

Lipper

McGraw-Hill

Morningstar

S&P

Vickers

71

Other

Hartford Life Insurance Company

Transamerica Life Insurance Company

Sun Life Assurance Company of Canada (US)

Cusip 446771305	Cusip 446771503
Cusip 446771206	Cusip 446771602
Cusip 446771107	Cusip 446771701
Cusip 446771800	Cusip 446771883
Cusip 446771875 Cusip 446327215	Cusip 446771867 Cusip 446327165

72

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)

1	Conformed copy of Agreement and Declaration of Trust of the Registrant, dated April 27, 2006;	(9)

2	Conformed copy of Amendment No. 1 to Agreement and Declaration of Trust of the Registrant, dated April 27, 2006;	(9)

(b)

1	Copy of By-Laws of the Registrant, dated April 27, 2006;	(9)

(c)	Conformed copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant, dated April 18, 2006, including Certificate of Amendment dated May 17, 2006;	(9)

(d)

1	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

2	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

3	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

4	Conformed Copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

5	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

1

6	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

7	Conformed copy of Letter Agreement dated June 23, 2006, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(10)

8	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

9	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

10	Conformed copy of Letter Agreement dated January 24, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

11	Conformed copy of Subadvisory Agreement dated June 23, 2006, between the Registrant, Huntington Asset Advisors, Inc. and Laffer Investments, Inc. (terminated);	(9)

12	Conformed copy of Amended and Restated Exhibit 1 to Schedule A to the Investment Advisory Agreement between Registrant and Huntington Asset Advisors, Inc.	(11)

13	Conformed copy of Letter Agreement dated October 29, 2008 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

2

14	Conformed copy of Letter Agreement dated January 29, 2009 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

15	Conformed copy of Exhibit A to the Investment Advisory Agreement by and between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of October 21, 2008;	(15)

16	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc.;	(15)

17	Conformed copy of Letter Agreement dated April 27, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(17)

18	Conformed copy of Letter Agreement dated June 15, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund;	(17)

19	Conformed copy of Letter Agreement dated July 29, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Growth Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;	(17)

20	Conformed copy of Letter Agreement dated December 28, 2009 to Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Global Select Markets Fund;	(+ )

21	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of December 28, 2009;	(+ )

(e)

1	Conformed copy of Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

2	Conformed copy of Amendment to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

3	Conformed copy of Exhibit A to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

4	Conformed copy of Amended and Restated Amendment #1 to Exhibit A to the Distributors Contract between Registrant and Edgewood Services, Inc.;	(11)

5	Conformed copy of Exhibit B to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

6	Conformed copy of Amendment #1 to Exhibit B dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

3

7	Conformed copy of Exhibit C to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

8	Conformed copy of Amendment #1 to Exhibit C dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

9	Conformed copy of Exhibit D to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

10	Conformed copy of Amended and Restated Exhibit E dated August 31, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(12)

11	Form of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009;	(15)

12	Conformed copy of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibits A and B;	(17)

13	Conformed copy of Amended and Restated Exhibit A to the Distribution Agreement, dated December 28, 2009;	(+ )

(f)	Not applicable

(g)

1	Conformed copy of Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

2	Conformed copy of Schedule A to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

3	Conformed copy of Schedule B dated September 11, 2007 as Amended and Restated on August 31, 2007, to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

4	Conformed copy of Amendment to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

5	Conformed copy of Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

6	Form of Exhibit A, Amended and Restated as of August 31, 2007, to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

7	Copy of Schedule I to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

8	Conformed copy of Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

9	Conformed copy of Schedule I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

4

10	Form of Schedule II, Amended and Restated as of August 31, 2007, to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

11	Copy of Schedule III to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

12	Conformed copy of Appendix I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

13	Conformed copy of Sub-Custody Agreement between the Registrant, The Huntington National Bank and PFPC Trust Company dated June 23, 2006;	(10)

14	Conformed copy of Custodian Agreement dated June 26, 2006 between Registrant and State Street Bank and Trust Company including Schedules A, B and C and the Remote Access Services Addendum;	(11)

15	Conformed copies of Schedules A and B to the Custodian Agreement between the Registrant and Huntington National Bank, dated October 21, 2008;	(15)

16	Conformed copy of Securities Lending Customer Agreement between the Registrant and PFPC Trust Company, dated September 19, 2007;	(15)

17	Form of Global Sub-Custodian Agreement between The Huntington National Bank and Brown Brothers Harriman & Co.;	(15)

18	Conformed copy of Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

19	Conformed copy of Appendix B amended & restated as of July 29, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

20	Conformed copy of Appendix B amended & restated as of December 28, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(+ )

(h)

1	Conformed copy of Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

2	Conformed copy of Amended and Restated Exhibit A to the Mutual Fund Services Agreement, Transfer Agency Services, dated April 23, 2008, between the Registrant and Unified Funds Services, Inc.;	(14)

3	Copy of Exhibit B to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

4	Copy of Exhibit C to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

5	Copy of Exhibit D to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

5

6	Conformed copy of Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)

7	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)

8	Conformed copy of Administrative Services Fee Exhibit to Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)

9	Conformed copy of First Amendment, dated June 29, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)

10	Conformed copy of Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(9)

11	Conformed copy of Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(9)

12	Conformed copy of Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

13	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, dated September 11, 2007, to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

14	Conformed copy of Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

15	Conformed copy of First Amendment, dated June 29, 2007, to Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

16	Conformed copy of Financial Administration and Accounting Services Agreement between the Registrant and Huntington National Bank dated December 1, 2001;	(9)

17	Conformed copy of Exhibit A, Amended and Restated as of August 31, 2007, dated September 11, 2007, to the Financial Administration and Accounting Services Agreement between the Registrant and Huntington National Bank dated December 1, 2001;	(12)

18	Conformed copy of Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

19	Conformed copy of Amendment #1 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

6

20	Conformed copy of Amendment #2 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

21	Conformed copy of Amendment #3 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

22	Conformed copy of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(10)

23	Conformed copy of Schedule A dated June 23, 2006 to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

24	Form of Amended and Restated Amendment #1 to Schedule B dated June 23, 2006 and revised August 31, 2007, to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

25	Copy of Schedule C to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

26	Form of Fund Participation Agreement among Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company; the Registrant; Huntington Asset Advisors, Inc.; and Edgewood Services, Inc., dated June 23, 2006, including Exhibits A through E;	(10)

27	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated June 23, 2006;	(10)

28	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.) dated January 1, 2008;	(12)

29	Conformed copy of Registrant’s Shareholder Services Plan dated February 13, 2007;	(11)

30	Conformed copy of Exhibit A dated September 10, 2008 to Registrant’s Shareholder Services Plan;	(14)

31	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

32	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

33	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

34	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

35	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

7

36	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated December 1, 2006;	(11)

37	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

38	Conformed copy of Consultant Agreement between Huntington Asset Advisors, Inc. and Laffer Investments, Inc. dated September 1, 2008;	(14)

39	Conformed copy of Schedule A to the Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.), dated October 21, 2008;	(15)

40	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee William H. Zimmer III, dated October 21, 2008;	(15)

41	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Thomas Westerfield, dated October 21, 2008;	(15)

42	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Mark Shary, dated October 21, 2008;	(15)

43	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Tadd Seitz, dated October 21, 2008;	(15)

44	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee B. Randolph Bateman, dated October 21, 2008;	(15)

45	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee David Schoedinger, dated October 21, 2008;	(15)

46	Conformed copy of Amended and Restated Administrative Services Agreement between the Registrant and Huntington National Bank, dated December 1, 2008;	(15)

47	Form of Mutual Fund Services Agreement, Fund Sub-Administration Services between The Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009;	(15)

48	Form of Mutual Fund Sales and Services Agreement (Unified Financial Securities, Inc.);	(15)

49	Conformed copy of Amended and Restated Exhibit #2 to Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated May 1, 2008;	(15)

50	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and the Registrant (Amended and Restated as of October 21, 2008);	(15)

51	Conformed copy of Amendment No. 2 to Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated November 1, 2008;	(15)

8

52	Form of Shareholder Services Agreement of the Registrant (including Amended and Restated Amendment #1 to Exhibit A);	(15)

53	Conformed copy of Second Amended and Restated Exhibit A to The Huntington Funds Shareholder Services Plan, dated September 17, 2008;	(15)

54	Conformed copy of Mutual Fund Services Agreement for Sub-Administration Services between Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009, including Exhibit A and Exhibit B;	(17)

55	Conformed copy of Amended and Restated Exhibit A (dated April 1, 2009) to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(17)

56	Conformed copy of Amendment dated May 7, 2009, to Amended and Restated Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(17)

57	Conformed copy of Fund Participation Agreement between Nationwide Financial Services, Inc. and Unified Financial Securities, Inc. as distributor of the Funds, dated April 21, 2009, including Exhibits A through D;	(17)

58	Form of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Unified Financial Securities, Inc. and Hartford Life Insurance Company, dated April 1, 2009, including Schedules A-C;	(17)

59	Conformed copy of Exhibit A, Amended & Restated as of July 29, 2009, to Mutual Fund Services Agreement, Transfer Agency Services dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(17)

60	Conformed copy of Indemnification Agreement between Registrant and Trustee Alistair Jessiman, dated January 29, 2010;	(+ )

61	Conformed copy of Exhibit A to the Shareholder Services Plan of The Huntington Funds, amended and restated as of December 28, 2009;	(+ )

62	Copy of Exhibit A to the Shareholder Services Agreement of the Registrant, amended and restated as of December 28, 2009;	(+ )

63	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Fund Sub-Administration Services, dated December 28, 2009;	(+ )

64	Conformed copy of Exhibit A to the Mutual Fund Serves Agreement for Transfer Agency Services between Unified Fund Services, Inc. and The Huntington Funds, amended and restated as of December 28, 2009;	(+ )

65	Conformed copy of Exhibit A to the Administrative Services Agreement, amended and restated as of December 28, 2009;	(+ )

(i)	Conformed copy of Opinion of Counsel as to legality of shares being offered;	(7)

9

(j)

1	Conformed copy of Consent of Independent Registered Public Accounting Firm;	(+ )

2	Conformed copy of Consent of Counsel;	(7)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding;	(1)

(m)

1	Copy of the Distribution Plan of the Registrant, dated June 23, 2006;	(9)

2	Copy of Exhibit A to Distribution Plan of the Registrant, dated June 23, 2006;	(9)

3	Copy of Amended and Restated Exhibit 1 to Exhibit A to Registrant’s Distribution Plan;	(11)

4	Copy of Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(15)

5	Copy of Exhibit A to Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(17)

6	Copy of Exhibit A to the Distribution Plan of the Registrant, amended and restated as of December 28, 2009;	(+ )

(n)

1	Conformed copy of Multiple Class Plan, dated June 23, 2006;	(9)

2	Conformed copy of Exhibit to Multiple Class Plan, dated June 23, 2006	(9)

3	Conformed copy of Amended and restated Exhibit 1 to Registrant’s Multiple Class Plan;	(11)

4	Conformed copy of Amended and Restated Exhibit #2 to Registrant’s Multiple Class Plan;	(15)

5	Conformed copy of Amended and Restated Exhibit to Registrant’s Multiple Class Plan, dated December 28, 2009;	(+ )

(o)

1	Conformed copy of Power of Attorney of Charles Davis, Daniel Benhase, John Shary, Thomas Westerfield, David Schoedinger and William R. Wise;	(9)

2	Conformed copy of Power of Attorney of Chief Executive Officer and Vice President of the Registrant;	(9)

3	Conformed copy of Power of Attorney of President of the Registrant;	(9)

4	Conformed copy of Power of Attorney of the Treasurer of the Registrant;	(9)

5	Conformed copy of Power of Attorney of Trustee of the Registrant;	(11)

6	Conformed copy of Power of Attorney of Trustee of the Registrant;	(11)

10

7	Conformed copy of Power of Attorney of Trustee of the Registrant;	(11)

8	Conformed Copy of Power of Attorney of Assistant Secretary of the Registrant;	(14)

9	Conformed copy of Power of Attorney of Anthony J. Ghoston, Chief Executive Officer of the Registrant:	(15)

10	Conformed copy of Power of Attorney of Eric McKenzie, Vice President of the Registrant;	(15)

11	Conformed Copy of Power of Attorney of Secretary of the Registrant;	(17)

12	Conformed Copy of Power of Attorney of Trustee of the Registrant;	(18)

13	Conformed Copy of Power of Attorney of R. Jeffrey Young, Principal Executive Officer of the Registrant;	(18)

14	Conformed Copy of Power of Attorney of Matthew Miller, Vice President of the Registrant;	(18)

15	Conformed Copy of Power of Attorney of Joel Engle, Treasurer of the Registrant;	(18)

16	Conformed Copy of Power of Attorney of Secretary of the Registrant.	(+ )

(p)

1	Copy of Code of Ethics of Edgewood Services, Inc.;	(12)

2	Copy of Code of Ethics of The Huntington Funds, dated May 4, 2006;	(9)

3	Copy of Code of Ethics for Federated Investors, Inc., dated January 1, 2005, revised January 26, 2005;	(9)

4	Copy of Code of Ethics for Laffer Investments, Inc. amended May 4, 2006;	(11)

5	Copy of Code of Ethics of Huntington Asset Advisors, Inc. dated November 9, 2006;	(11)

6	Copy of Code of Ethics of Unified Fund Services, Inc. and Unified Financial Securities, Inc., dated February 4, 2009;	(15)

+	Exhibit is being filed electronically with registration statement.

	ALL RESPONSES, UNLESS OTHERWISE INDICATED, ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-11905 and 811-5010.)
1	PEA No. 20 filed April 26, 1996.
2	PEA No. 38 filed February 21, 2002.
3	PEA No. 26 filed April 30, 1998.
4	PEA No. 43 filed February 2, 2004.
5	PEA No. 44 filed February 23, 2004.
6	PEA No. 45 filed April 29, 2004.
7	PEA No. 47 filed April 29, 2005.
8	PEA No. 47 filed April 28, 2006.
9	PEA No. 50 filed August 24, 2006.
10	PEA No. 51 filed February 8, 2007.
11	PEA No. 52 filed April 30, 2007.

11

12	PEA No. 56 filed April 14, 2008.
13	PEA No. 57 filed April 29, 2008.
14	PEA No. 63 filed October 21, 2008.
15	PEA No. 64 filed April 29, 2009.
16	PEA No. 65 filed May 15, 2009.
17	PEA No. 66 filed October 14, 2009.
18	PEA No. 67 filed February 24, 2010.

Item 29 Persons Controlled by or Under Common Control with the Fund:

None

Item 30	Indemnification

(1)

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII, Section 4 of Registrant’s Agreement and Declaration of Trust and Section 2 of the Trustees’ Indemnification Agreements. The Investment Advisory Contracts provide that, in the absence of willful misfeasance, bad faith or gross negligence, on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Contracts. Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Contracts. Indemnification of Registrant’s distributor, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Distributor’s Contract, incorporated herein by reference as Exhibit (e)(i), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (g)(i) and Section 8 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(i). Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in

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Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31	Business and Other Connections of Investment Adviser:

Huntington Asset Advisors, Inc., (“Huntington”) serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated (“HBI”). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

The remaining Officers of the Investment Adviser are:

President/Chief Investment Officer:	B. Randolph Bateman

Senior Vice Presidents:	Kirk Mentzer Christopher M. Rowane Paula Jurcenko
Vice Presidents:	Paul Koscik Craig J. Hardy Madelynn Matlock William G. Doughty Gustave Seasongood Kathy Stylarek Randy Hare Chad Oviatt Peter Sorrentino Brian Aalerno Paul Attwood Herbert Chen

Secretary and Chief Compliance Officer:	Ronald J. Corn

Treasurer and Chief Financial Officer:	David Castor

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Item 32	Principal Underwriters:

(a)	Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Dividend Growth Trust, Dreman Contrarian Funds, Hirtle Callaghan Trust, James Advantage Funds, RiverNorth Funds, Skyhawk Funds Trust, TrendStar Investment Trust, The Penn Street Fund, Inc., Unified Series Trust, and Valued Advisers Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

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(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Daniel B. Benhase*	Director	None

Melissa K. Gallagher**	President	None

John C. Swhear**	Chief Compliance Officer	None

Edward J. Kane*	Vice President	None

A. Dawn Story*	Vice President	None

Anna Maria Spurgin**	Assistant Vice President	None

Karyn E. Cunningham**	Controller	None

Richard A. Cheap*	Secretary	None

Larry D. Case*	Assistant Secretary	None

*	The principal business address of these individuals is 41 S. High St., Columbus, OH 43215.
**	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

(c)	Not applicable

Item 33	Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	41 South High Street Columbus, OH 43287 (Notices should be sent to the Agent for Service at the address above)

Unified Financial Securities, Inc. (“Distributor”)	P.O. Box 6110 Indianapolis, IN 46206-6110

Huntington Asset Advisors, Inc. (“Advisor”)	41 South High Street Columbus, OH 43287

The Huntington National Bank (“Custodian” and “Administrator”)	41 South High Street Columbus, OH 43287

Unified Fund Services, Inc. (“Sub-Administrator, Transfer Agent and Dividend Disbursing Agent”)	P.O. Box 6110 Indianapolis, IN 46206-6110

Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) (“Sub-Fund Accountant”)	3435 Stelzer Road Suite 1000 Columbus, OH 43219

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Item 34	Management Services: Not applicable.

Item 35	Undertakings: Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 33-11905) and the Investment Company Act of 1940 (File No. 811-5010), the Registrant, THE HUNTINGTON FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 30th day of April, 2010.

THE HUNTINGTON FUNDS

BY:	/s/ John C. Swhear
John C. Swhear, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

	NAME	TITLE	DATE

BY:	/S/ JOHN C. SWHEAR John C. Swhear, Secretary	Attorney In Fact For the Persons Listed Below	April 30, 2010

	B. RANDOLPH BATEMAN*	President and Trustee

	/S/ R. JEFFREY YOUNG	Chief Executive Officer (Principal Executive Officer)

	/S/ JOEL ENGLE	Treasurer (Principal Financial Officer)

	/S/ MATTHEW MILLER	Vice President

	DAVID S. SCHOEDINGER*	Trustee

	THOMAS J. WESTERFIELD*	Trustee

	ALISTAIR JESSIMAN*	Trustee

	TADD C. SEITZ*	Trustee

	MARK D. SHARY*	Trustee

	WILLIAM H. ZIMMER*	Trustee

*	By Power of Attorney

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